UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-21323
Investment Company Act File Number

Eaton Vance Limited Duration Income Fund
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

April 30
Date of Fiscal Year End

January 31, 2010
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certification

Item 1. Schedule of Investments

Eaton Vance Limited Duration Income Fund	as of January 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 44.8%(1)

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
Aerospace and Defense — 0.8%
		ACTS Aero Technical Support & Service, Inc.
	897	Term Loan, 0.00%, Maturing October 5, 2014(2)	$309,513
		AWAS Capital, Inc.
	377	Term Loan, 2.00%, Maturing March 22, 2013	352,709
	2,109	Term Loan - Second Lien, 6.25%, Maturing March 22, 2013	1,697,687
		CACI International, Inc.
	280	Term Loan, 1.96%, Maturing May 3, 2011	278,402
		DAE Aviation Holdings, Inc.
	561	Term Loan, 4.00%, Maturing July 31, 2014	528,808
	574	Term Loan, 4.01%, Maturing July 31, 2014	541,915
		Evergreen International Aviation
	1,224	Term Loan, 10.50%, Maturing October 31, 2011(3)	988,188
		Hawker Beechcraft Acquisition
	3,543	Term Loan, 2.24%, Maturing March 26, 2014	2,692,531
	187	Term Loan, 2.25%, Maturing March 26, 2014	142,238
		Hexcel Corp.
	1,149	Term Loan, 6.50%, Maturing May 21, 2014	1,160,598
		IAP Worldwide Services, Inc.
	1,120	Term Loan, 9.25%, Maturing December 30, 2012(3)	977,497
		TransDigm, Inc.
	2,075	Term Loan, 2.25%, Maturing June 23, 2013	2,030,906
		Vought Aircraft Industries, Inc.
	667	Term Loan, 7.50%, Maturing December 17, 2011	668,333
	694	Term Loan, 7.50%, Maturing December 17, 2011	696,296
	214	Term Loan, 7.50%, Maturing December 22, 2011	213,816
		Wesco Aircraft Hardware Corp.
	1,455	Term Loan, 2.49%, Maturing September 29, 2013	1,407,713

			$14,687,150

Air Transport — 0.2%
		Airport Development and Investment, Ltd.
GBP	1,957	Term Loan - Second Lien, 4.96%, Maturing April 7, 2011	$2,954,243
		Delta Air Lines, Inc.
	1,682	Term Loan - Second Lien, 3.51%, Maturing April 30, 2014	1,464,283

			$4,418,526

Automotive — 1.4%
		Accuride Corp.
	2,338	Term Loan, 9.25%, Maturing January 31, 2012	$2,346,144
		Adesa, Inc.
	4,087	Term Loan, 3.00%, Maturing October 18, 2013	3,983,079
		Allison Transmission, Inc.
	5,071	Term Loan, 3.02%, Maturing September 30, 2014	4,667,037
		Dayco Products, LLC
	547	Term Loan, 10.50%, Maturing November 13, 2014	514,446
	79	Term Loan, 12.50%, Maturing November 13, 2014(3)	73,849
		Federal-Mogul Corp.
	1,814	Term Loan, 2.23%, Maturing December 27, 2014	1,541,494
	1,404	Term Loan, 2.23%, Maturing December 27, 2015	1,193,419
		Ford Motor Co.
	3,233	Term Loan, 3.26%, Maturing December 15, 2013	3,031,387
		Goodyear Tire & Rubber Co.
	4,450	Term Loan - Second Lien, 2.45%, Maturing April 30, 2010	4,157,043

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Keystone Automotive Operations, Inc.
	1,106	Term Loan, 3.76%, Maturing January 12, 2012	$761,234
		LKQ Corp.
	1,218	Term Loan, 2.48%, Maturing October 12, 2014	1,199,732
		TriMas Corp.
	314	Term Loan, 6.00%, Maturing August 2, 2011	304,641
	1,317	Term Loan, 6.00%, Maturing December 15, 2015	1,257,455
		United Components, Inc.
	1,439	Term Loan, 2.25%, Maturing June 30, 2010	1,338,636

			$26,369,596

Beverage and Tobacco — 0.4%
		Constellation Brands, Inc.
	709	Term Loan, 1.81%, Maturing June 5, 2013	$702,078
	349	Term Loan, 3.01%, Maturing June 5, 2015	349,235
		Culligan International Co.
	972	Term Loan, 2.49%, Maturing November 24, 2014	786,752
EUR	1,400	Term Loan - Second Lien, 5.25%, Maturing May 31, 2013	812,026
		Liberator Midco Ltd.
GBP	388	Term Loan, 8.52%, Maturing October 27, 2016(3)	583,319
		Southern Wine & Spirits of America, Inc.
	2,878	Term Loan, 5.50%, Maturing May 31, 2012	2,859,707
		Van Houtte, Inc.
	117	Term Loan, 2.75%, Maturing July 11, 2014	111,000
	858	Term Loan, 2.75%, Maturing July 11, 2014	814,003

			$7,018,120

Building and Development — 1.0%
		AIMCO Properties, L.P.
	419	Term Loan, 1.75%, Maturing March 23, 2011	$412,036
		Beacon Sales Acquisition, Inc.
	877	Term Loan, 2.25%, Maturing September 30, 2013	833,802
		Brickman Group Holdings, Inc.
	1,404	Term Loan, 2.25%, Maturing January 23, 2014	1,335,719
		Building Materials Corp. of America
	1,868	Term Loan, 3.01%, Maturing February 22, 2014	1,832,233
		Epco/Fantome, LLC
	1,659	Term Loan, 2.89%, Maturing November 23, 2010	1,526,280
		Forestar USA Real Estate Group, Inc.
	311	Revolving Loan, 1.73%, Maturing December 1, 2010(4)	283,369
	2,854	Term Loan, 5.24%, Maturing December 1, 2010	2,768,715
		Metroflag BP, LLC
	700	Term Loan - Second Lien, 0.00%, Maturing October 31, 2009(5)(6)	0
		NCI Building Systems, Inc.
	703	Term Loan, 8.00%, Maturing June 18, 2010	685,071
		Panolam Industries Holdings, Inc.
	1,155	Term Loan, 8.25%, Maturing December 31, 2013	1,050,634
		Realogy Corp.
	1,169	Term Loan, 3.23%, Maturing September 1, 2014	1,042,906
	4,340	Term Loan, 3.26%, Maturing September 1, 2014	3,873,653
		Sanitec Europe OY
EUR	387	Term Loan, 2.50%, Maturing June 25, 2016	408,164
		South Edge, LLC
	288	Term Loan, 0.00%, Maturing October 31, 2009(5)	115,000
		Standard Pacific Corp.
	1,260	Term Loan, 2.14%, Maturing May 5, 2013	1,077,300
		WCI Communities, Inc.
	752	Term Loan, 10.00%, Maturing September 3, 2014(3)	695,403
	1,087	Term Loan, 10.07%, Maturing September 3, 2014	1,087,460

			$19,027,745

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
Business Equipment and Services — 3.8%
		Activant Solutions, Inc.
	837	Term Loan, 2.31%, Maturing May 1, 2013	$799,918
		Affiliated Computer Services
	292	Term Loan, 2.23%, Maturing March 20, 2013	291,649
	1,857	Term Loan, 2.24%, Maturing March 20, 2013	1,852,475
		Affinion Group, Inc.
	4,275	Term Loan, 2.73%, Maturing October 17, 2012	4,162,696
		Allied Barton Security Service
	1,112	Term Loan, 6.75%, Maturing February 21, 2015	1,128,683
		Education Management, LLC
	4,822	Term Loan, 2.17%, Maturing June 1, 2013	4,640,417
		Euronet Worldwide, Inc.
	1,822	Term Loan, 2.25%, Maturing April 4, 2012	1,753,257
		Info USA, Inc.
	301	Term Loan, 2.01%, Maturing February 14, 2012	292,003
		Information Resources, Inc.
	1,695	Term Loan, 2.17%, Maturing May 7, 2014	1,622,572
		Intergraph Corp.
	1,000	Term Loan, 2.26%, Maturing May 29, 2014	981,875
	1,000	Term Loan - Second Lien, 6.26%, Maturing November 29, 2014	964,375
		iPayment, Inc.
	1,941	Term Loan, 2.25%, Maturing May 10, 2013	1,833,807
		Kronos, Inc.
	1,484	Term Loan, 2.25%, Maturing June 11, 2014	1,412,974
		Mitchell International, Inc.
	1,500	Term Loan - Second Lien, 5.74%, Maturing March 28, 2015	1,245,000
		N.E.W. Holdings I, LLC
	2,443	Term Loan, 2.74%, Maturing May 22, 2014	2,341,634
		Protection One, Inc.
	279	Term Loan, 2.48%, Maturing March 31, 2012	267,899
	1,582	Term Loan, 4.50%, Maturing March 31, 2014	1,521,587
		Quantum Corp.
	291	Term Loan, 4.21%, Maturing July 12, 2014	272,518
		Quintiles Transnational Corp.
	1,200	Term Loan, 2.25%, Maturing March 31, 2013	1,164,701
	1,725	Term Loan - Second Lien, 4.43%, Maturing March 31, 2014	1,673,250
		Sabre, Inc.
	6,636	Term Loan, 2.49%, Maturing September 30, 2014	5,948,871
		Safenet, Inc.
	980	Term Loan, 2.73%, Maturing April 12, 2014	940,704
		Serena Software, Inc.
	1,558	Term Loan, 2.26%, Maturing March 10, 2013	1,444,803
		Sitel (Client Logic)
	1,707	Term Loan, 5.75%, Maturing January 29, 2014	1,579,428
		Solera Holdings, LLC
EUR	1,079	Term Loan, 2.45%, Maturing May 15, 2014	1,439,758
		SunGard Data Systems, Inc.
	453	Term Loan, 2.00%, Maturing February 11, 2013	438,778
	12,788	Term Loan, 3.98%, Maturing February 28, 2016	12,607,041
		Travelport, LLC
	1,779	Term Loan, 2.75%, Maturing August 23, 2013	1,705,284
	357	Term Loan, 2.75%, Maturing August 23, 2013	342,166
EUR	1,052	Term Loan, 2.95%, Maturing August 23, 2013	1,408,215
		U.S. Security Holdings, Inc.
	854	Term Loan, 2.74%, Maturing May 8, 2013	830,723
		Valassis Communications, Inc.
	401	Term Loan, 2.01%, Maturing March 2, 2014	390,797
	1,746	Term Loan, 2.09%, Maturing March 2, 2014	1,702,688

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		VWR International, Inc.
	2,313	Term Loan, 2.73%, Maturing June 28, 2013	$2,160,114
		West Corp.
	2,692	Term Loan, 2.68%, Maturing October 24, 2013	2,596,838
	3,910	Term Loan, 4.16%, Maturing July 15, 2016	3,878,998

			$69,638,496

Cable and Satellite Television — 3.6%
		Atlantic Broadband Finance, LLC
	2,434	Term Loan, 6.75%, Maturing June 8, 2013	$2,438,482
	91	Term Loan, 2.51%, Maturing September 1, 2013	89,030
		Bragg Communications, Inc.
	1,579	Term Loan, 2.79%, Maturing August 31, 2014	1,562,827
		Bresnan Broadband Holdings, LLC
	1,712	Term Loan, 2.25%, Maturing March 29, 2014	1,670,687
	775	Term Loan - Second Lien, 4.85%, Maturing March 29, 2014	749,812
		Cequel Communications, LLC
	846	Term Loan, 2.26%, Maturing November 5, 2013	807,664
	1,708	Term Loan, 6.26%, Maturing May 5, 2014	1,726,307
	2,175	Term Loan - Second Lien, 4.74%, Maturing May 5, 2014	2,134,995
		Charter Communications Operating, Inc.
	14,723	Term Loan, 2.26%, Maturing April 28, 2013	13,734,749
		CSC Holdings, Inc.
	2,677	Term Loan, 2.01%, Maturing March 29, 2013	2,615,640
		CW Media Holdings, Inc.
	1,845	Term Loan, 3.50%, Maturing February 15, 2015	1,728,133
		DirectTV Holdings, LLC
	1,804	Term Loan, 1.74%, Maturing April 13, 2013	1,793,673
		Insight Midwest Holdings, LLC
	4,742	Term Loan, 2.25%, Maturing April 6, 2014	4,586,285
		MCC Iowa, LLC
	320	Term Loan, 1.74%, Maturing March 31, 2010	318,400
	2,378	Term Loan, 1.98%, Maturing January 31, 2015	2,253,124
		Mediacom Illinois, LLC
	4,694	Term Loan, 1.98%, Maturing January 31, 2015	4,444,241
		ProSiebenSat.1 Media AG
EUR	822	Term Loan, 3.43%, Maturing March 2, 2015	842,209
EUR	48	Term Loan, 2.64%, Maturing June 26, 2015	59,396
EUR	1,187	Term Loan, 2.68%, Maturing June 26, 2015	1,463,569
EUR	822	Term Loan, 3.70%, Maturing March 2, 2016	842,209
		UPC Broadband Holding B.V.
	1,815	Term Loan, 2.23%, Maturing December 31, 2014	1,746,758
	985	Term Loan, 3.98%, Maturing December 31, 2016	970,268
EUR	4,531	Term Loan, 4.23%, Maturing December 31, 2016	5,942,743
EUR	3,269	Term Loan, 5.01%, Maturing December 31, 2017	4,301,696
		Virgin Media Investment Holding
	2,303	Term Loan, 3.75%, Maturing March 30, 2012	2,302,974
		YPSO Holding SA
EUR	574	Term Loan, 4.43%, Maturing July 28, 2014(3)	693,490
EUR	1,488	Term Loan, 4.43%, Maturing July 28, 2014(3)	1,796,989
EUR	937	Term Loan, 4.46%, Maturing July 28, 2014(3)	1,131,483

			$64,747,833

Chemicals and Plastics — 2.5%
		Arizona Chemical, Inc.
	1,265	Term Loan, 2.24%, Maturing February 28, 2013	$1,217,202
	500	Term Loan - Second Lien, 5.75%, Maturing February 28, 2014	473,750
		Ashland, Inc.
	862	Term Loan, 8.00%, Maturing November 20, 2014	873,571

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Brenntag Holding GmbH and Co. KG
	1,588	Term Loan, 2.00%, Maturing December 23, 2013	$1,555,866
	480	Term Loan, 2.01%, Maturing December 23, 2013	470,154
	377	Term Loan, 2.00%, Maturing January 20, 2014	369,705
	1,300	Term Loan - Second Lien, 4.25%, Maturing December 23, 2015	1,271,214
		Celanese Holdings, LLC
	5,908	Term Loan, 2.00%, Maturing April 2, 2014	5,703,830
		Cognis GmbH
EUR	1,084	Term Loan, 2.73%, Maturing September 15, 2013	1,463,148
EUR	266	Term Loan, 2.73%, Maturing September 15, 2013	358,322
		Columbian Chemicals Acquisition
	857	Term Loan, 6.48%, Maturing March 16, 2013	801,576
		Hexion Specialty Chemicals, Inc.
	394	Term Loan, 2.56%, Maturing May 5, 2013	375,512
	1,815	Term Loan, 2.56%, Maturing May 5, 2013	1,728,653
	4,838	Term Loan, 4.12%, Maturing May 5, 2013	4,644,000
		Huish Detergents, Inc.
	1,243	Term Loan, 2.01%, Maturing April 26, 2014	1,205,831
		Huntsman International, LLC
	3,465	Term Loan, 2.00%, Maturing August 16, 2012	3,320,493
		INEOS Group
EUR	800	Term Loan, 5.56%, Maturing December 14, 2011	1,038,489
EUR	141	Term Loan, 5.73%, Maturing December 14, 2011	183,602
EUR	141	Term Loan, 8.02%, Maturing December 14, 2011	183,602
EUR	800	Term Loan, 10.25%, Maturing December 14, 2011	1,038,623
	231	Term Loan, 9.50%, Maturing December 14, 2013	215,049
	231	Term Loan, 10.00%, Maturing December 14, 2014	215,049
		ISP Chemco, Inc.
	1,935	Term Loan, 2.00%, Maturing June 4, 2014	1,846,399
		Kranton Polymers, LLC
	2,112	Term Loan, 2.25%, Maturing May 12, 2013	2,027,095
		MacDermid, Inc.
EUR	872	Term Loan, 2.68%, Maturing April 12, 2014	976,542
		Millenium Inorganic Chemicals
	467	Term Loan, 2.50%, Maturing April 30, 2014	441,668
	1,375	Term Loan - Second Lien, 6.00%, Maturing October 31, 2014	1,175,625
		Momentive Performance Material
	1,882	Term Loan, 2.50%, Maturing December 4, 2013	1,749,591
		Nalco Co.
	834	Term Loan, 2.15%, Maturing November 4, 2010	834,174
	2,488	Term Loan, 6.50%, Maturing May 6, 2016	2,528,544
		Rockwood Specialties Group, Inc.
	3,569	Term Loan, 6.00%, Maturing May 15, 2014	3,604,814
		Schoeller Arca Systems Holding
EUR	824	Term Loan, 5.07%, Maturing November 16, 2015	742,718
EUR	887	Term Loan, 5.08%, Maturing November 16, 2015	799,237
EUR	289	Term Loan, 5.21%, Maturing November 16, 2015	260,495

			$45,694,143

Clothing/Textiles — 0.1%
		St. John Knits International, Inc.
	1,118	Term Loan, 9.25%, Maturing March 23, 2012	$1,034,574
		The William Carter Co.
	1,141	Term Loan, 1.75%, Maturing July 14, 2012	1,132,373

			$2,166,947

Conglomerates — 0.9%
		Amsted Industries, Inc.
	1,438	Term Loan, 2.25%, Maturing October 15, 2010	$1,378,375
		Blount, Inc.
	370	Term Loan, 5.52%, Maturing February 9, 2012	370,920

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Doncasters (Dunde HoldCo 4 Ltd.)
	561	Term Loan, 4.25%, Maturing July 13, 2015	$494,485
	561	Term Loan, 4.76%, Maturing July 13, 2015	494,485
GBP	734	Term Loan - Second Lien, 6.70%, Maturing January 13, 2016	921,646
		Jarden Corp.
	886	Term Loan, 2.00%, Maturing January 24, 2012	880,911
	490	Term Loan, 2.00%, Maturing January 24, 2012	484,495
		Manitowoc Company, Inc. (The)
	1,214	Term Loan, 7.50%, Maturing August 21, 2014	1,211,716
		Polymer Group, Inc.
	3,248	Term Loan, 7.00%, Maturing November 22, 2014	3,284,397
		RBS Global, Inc.
	412	Term Loan, 2.50%, Maturing July 19, 2013	383,736
	2,682	Term Loan, 2.86%, Maturing July 19, 2013	2,537,811
		RGIS Holdings, LLC
	1,829	Term Loan, 2.75%, Maturing April 30, 2014	1,700,690
	91	Term Loan, 2.75%, Maturing April 30, 2014	85,035
		US Investigations Services, Inc.
	2,590	Term Loan, 3.26%, Maturing February 21, 2015	2,378,151
		Vertrue, Inc.
	813	Term Loan, 3.27%, Maturing August 16, 2014	650,004

			$17,256,857

Containers and Glass Products — 1.7%
		Berry Plastics Corp.
	4,563	Term Loan, 2.26%, Maturing April 3, 2015	$4,138,435
		Celanese AG
EUR	1,945	Term Loan, 2.48%, Maturing April 6, 2011	2,620,895
		Consolidated Container Co.
	1,000	Term Loan - Second Lien, 5.76%, Maturing September 28, 2014	855,000
		Crown Americas, Inc.
	672	Term Loan, 2.00%, Maturing November 15, 2012	666,400
		Graham Packaging Holdings Co.
	461	Term Loan, 2.50%, Maturing October 7, 2011	458,458
	4,615	Term Loan, 6.75%, Maturing April 5, 2014	4,664,013
		Graphic Packaging International, Inc.
	6,510	Term Loan, 2.25%, Maturing May 16, 2014	6,337,185
		JSG Acquisitions
EUR	797	Term Loan, 3.99%, Maturing December 31, 2014	1,098,545
EUR	788	Term Loan, 4.18%, Maturing December 31, 2014	1,087,230
		Kranson Industries, Inc.
	1,090	Term Loan, 2.49%, Maturing July 31, 2013	1,029,305
		Owens-Brockway Glass Container
	2,013	Term Loan, 1.75%, Maturing June 14, 2013	1,971,282
		Smurfit Kappa Acquisitions
EUR	115	Term Loan, 4.11%, Maturing December 31, 2014	158,122
EUR	138	Term Loan, 4.20%, Maturing December 31, 2014	189,851
		Smurfit-Stone Container Corp.
	1,810	Revolving Loan, 2.86%, Maturing July 28, 2010	1,809,707
	601	Revolving Loan, 3.23%, Maturing July 28, 2010	600,664
	236	Term Loan, 2.50%, Maturing November 1, 2011	234,343
	414	Term Loan, 2.50%, Maturing November 1, 2011	410,921
	780	Term Loan, 2.50%, Maturing November 1, 2011	775,089
	364	Term Loan, 4.50%, Maturing November 1, 2011	361,082
		Tegrant Holding Corp.
	1,945	Term Loan, 3.55%, Maturing March 8, 2013	1,701,875

			$31,168,402

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
Cosmetics/Toiletries — 0.2%
		American Safety Razor Co.
	1,000	Term Loan - Second Lien, 6.55%, Maturing July 31, 2014	$547,500
		Bausch & Lomb, Inc.
	605	Term Loan, 3.50%, Maturing April 30, 2015	585,799
	147	Term Loan, 3.50%, Maturing April 30, 2015	142,256
		KIK Custom Products, Inc.
	1,400	Term Loan - Second Lien, 5.26%, Maturing November 30, 2014	889,000
		Prestige Brands, Inc.
	1,752	Term Loan, 2.49%, Maturing April 7, 2011	1,734,138

			$3,898,693

Drugs — 0.1%
		Graceway Pharmaceuticals, LLC
	1,276	Term Loan, 2.99%, Maturing May 3, 2012	$1,063,694
	300	Term Loan, 8.48%, Maturing November 3, 2013	112,500
	1,000	Term Loan - Second Lien, 6.73%, Maturing May 3, 2013	532,500
		Pharmaceutical Holdings Corp.
	389	Term Loan, 3.55%, Maturing January 30, 2012	369,125

			$2,077,819

Ecological Services and Equipment — 0.4%
		Big Dumpster Merger Sub, Inc.
	833	Term Loan, 2.49%, Maturing February 5, 2013	$653,382
		Blue Waste B.V. (AVR Acquisition)
EUR	1,000	Term Loan, 2.68%, Maturing April 1, 2015	1,308,855
		Environmental Systems Products Holdings, Inc.
	405	Term Loan - Second Lien, 13.50%, Maturing December 12, 2010	371,009
		IESI Corp.
	3,465	Term Loan, 2.00%, Maturing January 20, 2012	3,360,765
		Sensus Metering Systems, Inc.
	698	Term Loan, 7.00%, Maturing June 3, 2013	700,941
		Wastequip, Inc.
	962	Term Loan, 2.49%, Maturing February 5, 2013	754,555

			$7,149,507

Electronics/Electrical — 1.8%
		Aspect Software, Inc.
	1,519	Term Loan, 3.25%, Maturing July 11, 2011	$1,457,975
	2,350	Term Loan - Second Lien, 7.35%, Maturing July 11, 2013	2,185,500
		Freescale Semiconductor, Inc.
	5,467	Term Loan, 2.00%, Maturing December 1, 2013	4,920,550
		Infor Enterprise Solutions Holdings
	1,758	Term Loan, 3.99%, Maturing July 28, 2012	1,648,205
	3,370	Term Loan, 4.00%, Maturing July 28, 2012	3,159,060
	500	Term Loan, 5.74%, Maturing March 2, 2014	415,000
	317	Term Loan - Second Lien, 6.48%, Maturing March 2, 2014	261,250
	183	Term Loan - Second Lien, 6.48%, Maturing March 2, 2014	142,313
		Network Solutions, LLC
	2,527	Term Loan, 2.51%, Maturing March 7, 2014	2,290,044
		Open Solutions, Inc.
	2,383	Term Loan, 2.45%, Maturing January 23, 2014	2,122,904
		Sensata Technologies Finance Co.
	5,783	Term Loan, 2.00%, Maturing April 27, 2013	5,268,399
		Spectrum Brands, Inc.
	132	Term Loan, 1.73%, Maturing March 30, 2013	132,436
	2,587	Term Loan, 8.00%, Maturing March 30, 2013	2,587,148
		SS&C Technologies, Inc.
	1,706	Term Loan, 2.26%, Maturing November 23, 2012	1,638,216
		VeriFone, Inc.
	926	Term Loan, 3.00%, Maturing October 31, 2013	912,298

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Vertafore, Inc.
	2,420	Term Loan, 5.50%, Maturing July 31, 2014	$2,329,148
	975	Term Loan - Second Lien, 6.29%, Maturing January 31, 2013	887,250

			$32,357,696

Equipment Leasing — 0.2%
		Hertz Corp.
	689	Term Loan, 1.73%, Maturing December 21, 2012	$672,405
	3,744	Term Loan, 2.13%, Maturing December 21, 2012	3,654,041

			$4,326,446

Farming/Agriculture — 0.3%
		BF Bolthouse HoldCo, LLC
	2,439	Term Loan, 5.51%, Maturing December 16, 2012	$2,416,992
	1,475	Term Loan - Second Lien, 9.00%, Maturing December 16, 2013	1,444,885
		Central Garden & Pet Co.
	2,270	Term Loan, 1.76%, Maturing February 28, 2014	2,156,847

			$6,018,724

Financial Intermediaries — 0.6%
		Citco III, Ltd.
	2,238	Term Loan, 4.48%, Maturing June 30, 2014	$2,170,864
		Grosvenor Capital Management
	656	Term Loan, 2.25%, Maturing December 5, 2013	596,715
		Jupiter Asset Management Group
GBP	575	Term Loan, 2.74%, Maturing June 30, 2015	868,478
		Lender Processing Services, Inc.
	990	Term Loan, 2.73%, Maturing July 2, 2014	990,774
		LPL Holdings, Inc.
	4,993	Term Loan, 2.00%, Maturing December 18, 2014	4,778,797
		Nuveen Investments, Inc.
	631	Term Loan, 3.43%, Maturing November 2, 2014	558,670
		RJO Holdings Corp. (RJ O’Brien)
	643	Term Loan, 5.25%, Maturing July 31, 2014(3)	427,452

			$10,391,750

Food Products — 1.5%
		Acosta, Inc.
	2,919	Term Loan, 2.49%, Maturing July 28, 2013	$2,787,764
		Advantage Sales & Marketing, Inc.
	3,847	Term Loan, 2.26%, Maturing March 29, 2013	3,677,252
		American Seafoods Group, LLC
	865	Term Loan, 4.00%, Maturing September 30, 2011	787,028
		Dean Foods Co.
	5,786	Term Loan, 1.74%, Maturing April 2, 2014	5,629,663
		Mafco Worldwide Corp.
	753	Term Loan, 2.24%, Maturing December 8, 2011	726,684
		Michael Foods, Inc.
	1,192	Term Loan, 6.50%, Maturing April 30, 2014	1,205,839
		Pinnacle Foods Finance, LLC
	7,230	Term Loan, 2.99%, Maturing April 2, 2014	6,864,965
		Provimi Group SA
	231	Term Loan, 2.48%, Maturing June 28, 2015	219,802
	188	Term Loan, 2.48%, Maturing June 28, 2015	178,610
EUR	243	Term Loan, 2.68%, Maturing June 28, 2015	320,307
EUR	540	Term Loan, 2.68%, Maturing June 28, 2015	711,840
EUR	402	Term Loan, 2.71%, Maturing June 28, 2015	529,753
EUR	419	Term Loan, 2.71%, Maturing June 28, 2015	552,010
		Reddy Ice Group, Inc.
	3,130	Term Loan, 2.00%, Maturing August 9, 2012	2,944,807

			$27,136,324

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
Food Service — 1.0%
		AFC Enterprises, Inc.
	477	Term Loan, 7.00%, Maturing May 11, 2011	$480,307
		Aramark Corp.
	383	Term Loan, 2.14%, Maturing January 26, 2014	367,793
	5,820	Term Loan, 2.18%, Maturing January 26, 2014	5,586,870
GBP	970	Term Loan, 2.73%, Maturing January 27, 2014	1,440,070
		Buffets, Inc.
	145	Term Loan, 7.65%, Maturing November 1, 2013(3)	128,760
	741	Term Loan - Second Lien, 17.75%, Maturing November 1, 2013(3)	659,319
		Burger King Corp.
	1,692	Term Loan, 1.98%, Maturing June 30, 2012	1,681,189
		CBRL Group, Inc.
	1,268	Term Loan, 1.98%, Maturing April 27, 2013	1,225,791
	766	Term Loan, 2.85%, Maturing April 27, 2016	745,261
		Denny’s, Inc.
	133	Term Loan, 1.71%, Maturing March 31, 2012	128,525
	353	Term Loan, 2.51%, Maturing March 31, 2012	342,733
		JRD Holdings, Inc.
	1,823	Term Loan, 2.50%, Maturing June 26, 2014	1,768,016
		Maine Beverage Co., LLC
	424	Term Loan, 2.00%, Maturing June 30, 2010	400,887
		NPC International, Inc.
	461	Term Loan, 2.01%, Maturing May 3, 2013	442,954
		OSI Restaurant Partners, LLC
	85	Term Loan, 1.73%, Maturing May 9, 2013	76,366
	931	Term Loan, 2.58%, Maturing May 9, 2014	840,278
		QCE Finance, LLC
	970	Term Loan, 2.59%, Maturing May 5, 2013	835,283
	1,225	Term Loan - Second Lien, 6.22%, Maturing November 5, 2013	731,937
		Sagittarius Restaurants, LLC
	438	Term Loan, 9.75%, Maturing March 29, 2013	427,167

			$18,309,506

Food/Drug Retailers — 1.1%
		General Nutrition Centers, Inc.
	2,920	Term Loan, 2.53%, Maturing September 16, 2013	$2,814,427
		Iceland Foods Group, Ltd.
GBP	2,150	Term Loan, 3.14%, Maturing May 2, 2015	3,395,251
GBP	557	Term Loan, 9.27%, Maturing May 2, 2016(3)	880,542
		Pantry, Inc. (The)
	1,115	Term Loan, 1.76%, Maturing May 15, 2014	1,060,726
	321	Term Loan, 1.79%, Maturing May 15, 2014	305,396
		Rite Aid Corp.
	5,416	Term Loan, 2.00%, Maturing June 1, 2014	4,865,494
	2,227	Term Loan, 6.00%, Maturing June 4, 2014	2,115,032
	1,000	Term Loan, 9.50%, Maturing June 4, 2014	1,048,750
		Roundy’s Supermarkets, Inc.
	3,722	Term Loan, 6.25%, Maturing November 3, 2013	3,712,267

			$20,197,885

Forest Products — 0.5%
		Appleton Papers, Inc.
	1,807	Term Loan, 6.73%, Maturing June 5, 2014	$1,793,594
		Georgia-Pacific Corp.
	5,223	Term Loan, 2.26%, Maturing December 20, 2012	5,129,811
	1,308	Term Loan, 3.50%, Maturing December 23, 2014	1,308,948

			$8,232,353

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
Health Care — 4.3%
		American Medical Systems
	649	Term Loan, 2.50%, Maturing July 20, 2012	$631,299
		AMR HoldCo, Inc.
	1,944	Term Loan, 2.24%, Maturing February 10, 2012	1,885,383
		Biomet, Inc.
	3,910	Term Loan, 3.25%, Maturing December 26, 2014	3,820,805
EUR	1,735	Term Loan, 3.56%, Maturing December 26, 2014	2,386,417
		Cardinal Health 409, Inc.
	2,145	Term Loan, 2.49%, Maturing April 10, 2014	1,962,675
		Carestream Health, Inc.
	3,930	Term Loan, 2.23%, Maturing April 30, 2013	3,734,620
	1,000	Term Loan - Second Lien, 5.50%, Maturing October 30, 2013	877,083
		Carl Zeiss Vision Holding GmbH
	1,300	Term Loan, 2.73%, Maturing March 23, 2015	1,001,407
		Catalent Pharma Solutions
EUR	1,950	Term Loan, 2.73%, Maturing April 10, 2014	2,419,788
		Community Health Systems, Inc.
	9,647	Term Loan, 2.51%, Maturing July 25, 2014	9,131,317
	493	Term Loan, 2.51%, Maturing July 25, 2014	466,890
		Concentra, Inc.
	898	Term Loan - Second Lien, 5.99%, Maturing June 25, 2015(3)	785,922
		ConMed Corp.
	594	Term Loan, 1.80%, Maturing April 13, 2013	564,439
		CRC Health Corp.
	578	Term Loan, 2.50%, Maturing February 6, 2013	542,220
	629	Term Loan, 2.50%, Maturing February 6, 2013	590,356
		DaVita, Inc.
	5,425	Term Loan, 1.81%, Maturing October 5, 2012	5,314,584
		DJO Finance, LLC
	929	Term Loan, 3.23%, Maturing May 15, 2014	903,384
		Fenwal, Inc.
	145	Term Loan, 2.51%, Maturing February 28, 2014	126,999
	848	Term Loan, 2.51%, Maturing February 28, 2014	741,036
		Fresenius Medical Care Holdings
	3,481	Term Loan, 1.74%, Maturing March 31, 2013	3,407,491
		Hanger Orthopedic Group, Inc.
	1,525	Term Loan, 2.24%, Maturing May 30, 2013	1,491,479
		HCA, Inc.
	6,619	Term Loan, 2.50%, Maturing November 18, 2013	6,304,287
		Health Management Association, Inc.
	5,633	Term Loan, 2.01%, Maturing February 28, 2014	5,361,752
		HealthSouth Corp.
	986	Term Loan, 2.52%, Maturing March 10, 2013	964,030
	812	Term Loan, 4.02%, Maturing March 15, 2014	805,782
		Iasis Healthcare, LLC
	113	Term Loan, 2.23%, Maturing March 14, 2014	108,033
	417	Term Loan, 2.23%, Maturing March 14, 2014	399,048
	1,205	Term Loan, 2.23%, Maturing March 14, 2014	1,153,059
		Ikaria Acquisition, Inc.
	691	Term Loan, 2.50%, Maturing March 28, 2013	651,240
		IM U.S. Holdings, LLC
	900	Term Loan - Second Lien, 4.50%, Maturing June 26, 2015	872,437
		inVentiv Health, Inc.
	1,183	Term Loan, 2.01%, Maturing July 6, 2014	1,125,436
		LifePoint Hospitals, Inc.
	2,901	Term Loan, 1.98%, Maturing April 15, 2012	2,851,154
		MultiPlan Merger Corp.
	607	Term Loan, 2.73%, Maturing April 12, 2013	580,968
	1,111	Term Loan, 2.75%, Maturing April 12, 2013	1,063,402

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Mylan, Inc.
	744	Term Loan, 3.59%, Maturing October 2, 2014	$736,661
		National Mentor Holdings, Inc.
	81	Term Loan, 2.23%, Maturing June 29, 2013	73,486
	1,321	Term Loan, 2.28%, Maturing June 29, 2013	1,195,408
		National Renal Institutes, Inc.
	1,738	Term Loan, 10.00%, Maturing March 31, 2013(3)	1,668,074
		Nyco Holdings
EUR	920	Term Loan, 2.86%, Maturing December 29, 2014	1,229,804
EUR	920	Term Loan, 3.71%, Maturing December 29, 2015	1,229,804
		Physiotherapy Associates, Inc.
	1,050	Term Loan, 7.50%, Maturing June 27, 2013	824,254
		RadNet Management, Inc.
	703	Term Loan, 4.68%, Maturing November 15, 2012	678,645
		ReAble Therapeutics Finance, LLC
	1,111	Term Loan, 2.26%, Maturing November 16, 2013	1,087,870
		Renal Advantage, Inc.
	1	Term Loan, 2.76%, Maturing October 5, 2012	912
		Select Medical Holdings Corp.
	1,505	Term Loan, 4.05%, Maturing August 5, 2014	1,486,351
	1,206	Term Loan, 4.06%, Maturing August 5, 2014	1,192,489
		Sunrise Medical Holdings, Inc.
	1,287	Term Loan, 8.25%, Maturing May 13, 2010	1,068,274
		Vanguard Health Holding Co., LLC
	926	Term Loan, 2.50%, Maturing September 23, 2011	926,730
		Viant Holdings, Inc.
	746	Term Loan, 2.52%, Maturing June 25, 2014	734,913

			$79,159,897

Home Furnishings — 0.3%
		Hunter Fan Co.
	614	Term Loan, 2.74%, Maturing April 16, 2014	$493,607
		Interline Brands, Inc.
	334	Term Loan, 1.98%, Maturing June 23, 2013	308,568
	1,225	Term Loan, 2.01%, Maturing June 23, 2013	1,133,520
		National Bedding Co., LLC
	2,306	Term Loan, 2.38%, Maturing August 31, 2011	2,225,217
	1,050	Term Loan - Second Lien, 5.50%, Maturing August 31, 2012	937,125
		Oreck Corp.
	1,777	Term Loan, 0.00%, Maturing February 2, 2012(2)(6)	638,002
		Simmons Co.
	1,090	Term Loan, 7.50%, Maturing February 15, 2012(3)	6,814

			$5,742,853

Industrial Equipment — 1.4%
		Brand Energy and Infrastructure Services, Inc.
	973	Term Loan, 2.59%, Maturing February 7, 2014	$915,366
	1,051	Term Loan, 3.60%, Maturing February 7, 2014	1,004,839
		CEVA Group PLC U.S.
	1,418	Term Loan, 3.24%, Maturing January 4, 2014	1,243,943
	171	Term Loan, 3.25%, Maturing January 4, 2014	153,520
EUR	299	Term Loan, 3.43%, Maturing January 4, 2014	372,621
EUR	508	Term Loan, 3.46%, Maturing January 4, 2014	632,753
EUR	625	Term Loan, 3.47%, Maturing January 4, 2014	777,657
EUR	1,597	Term Loan, 3.73%, Maturing January 4, 2014	1,987,734
		EPD Holdings, (Goodyear Engineering Products)
	2,093	Term Loan, 2.74%, Maturing July 13, 2014	1,796,932
	300	Term Loan, 2.75%, Maturing July 13, 2014	257,361
	1,100	Term Loan - Second Lien, 6.00%, Maturing July 13, 2015	830,500
		Flowserve Corp.
	2,267	Term Loan, 1.98%, Maturing August 10, 2012	2,241,703

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Generac Acquisition Corp.
	2,650	Term Loan, 2.75%, Maturing November 7, 2013	$2,464,936
	500	Term Loan - Second Lien, 6.25%, Maturing April 7, 2014	460,500
		Gleason Corp.
	280	Term Loan, 2.00%, Maturing June 30, 2013	274,754
	743	Term Loan, 2.00%, Maturing June 30, 2013	728,431
		Itron, Inc.
EUR	300	Term Loan, 4.48%, Maturing April 18, 2014	413,432
		Jason, Inc.
	573	Term Loan, 6.00%, Maturing April 30, 2010	375,122
		John Maneely Co.
	3,642	Term Loan, 3.51%, Maturing December 8, 2013	3,497,727
		KION Group GmbH
	250	Term Loan, 3.99%, Maturing December 23, 2014(3)	193,250
	250	Term Loan, 4.23%, Maturing December 23, 2015(3)	193,250
		Polypore, Inc.
	4,241	Term Loan, 2.49%, Maturing July 3, 2014	4,060,997
		Sequa Corp.
	794	Term Loan, 3.93%, Maturing November 30, 2014	738,144
		TFS Acquisition Corp.
	893	Term Loan, 14.00%, Maturing August 11, 2013(3)	685,736

			$26,301,208

Insurance — 0.7%
		Alliant Holdings I, Inc.
	1,320	Term Loan, 3.25%, Maturing August 21, 2014	$1,249,245
		Applied Systems, Inc.
	877	Term Loan, 2.73%, Maturing September 26, 2013	837,785
		CCC Information Services Group, Inc.
	1,099	Term Loan, 2.49%, Maturing February 10, 2013	1,064,969
		Conseco, Inc.
	3,540	Term Loan, 7.53%, Maturing October 10, 2013	3,376,142
		Crawford & Company
	1,592	Term Loan, 5.31%, Maturing October 31, 2013	1,551,869
		Crump Group, Inc.
	1,071	Term Loan, 3.25%, Maturing August 4, 2014	966,406
		Hub International Holdings, Inc.
	215	Term Loan, 2.75%, Maturing June 13, 2014	201,430
	956	Term Loan, 2.75%, Maturing June 13, 2014	896,140
		U.S.I. Holdings Corp.
	2,664	Term Loan, 3.02%, Maturing May 4, 2014	2,457,159

			$12,601,145

Leisure Goods/Activities/Movies — 2.4%
		24 Hour Fitness Worldwide, Inc.
	1,944	Term Loan, 2.79%, Maturing June 8, 2012	$1,842,177
		AMC Entertainment, Inc.
	1,694	Term Loan, 1.74%, Maturing January 26, 2013	1,657,674
		AMF Bowling Worldwide, Inc.
	1,300	Term Loan - Second Lien, 6.50%, Maturing December 8, 2013	906,750
		Bombardier Recreational Products
	956	Term Loan, 3.34%, Maturing June 28, 2013	724,537
		Butterfly Wendel US, Inc.
	362	Term Loan, 3.23%, Maturing June 22, 2013	295,368
	362	Term Loan, 2.84%, Maturing June 22, 2014	295,463
		Cedar Fair, L.P.
	75	Term Loan, 2.24%, Maturing August 31, 2011	75,286
	530	Term Loan, 2.23%, Maturing August 30, 2012	528,586
	2,120	Term Loan, 4.24%, Maturing February 17, 2014	2,118,266
	376	Term Loan, 4.43%, Maturing February 17, 2014	373,469

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Cinemark, Inc.
	3,717	Term Loan, 2.01%, Maturing October 5, 2013	$3,659,593
		Dave & Buster’s, Inc.
	383	Term Loan, 2.50%, Maturing March 8, 2013	378,197
	963	Term Loan, 2.50%, Maturing March 8, 2013	951,672
		Deluxe Entertainment Services
	41	Term Loan, 6.22%, Maturing January 28, 2011	39,030
	71	Term Loan, 6.25%, Maturing January 28, 2011	66,711
	673	Term Loan, 6.25%, Maturing January 28, 2011	635,838
		Mega Blocks, Inc.
	1,454	Term Loan, 9.75%, Maturing July 26, 2012	973,179
		Metro-Goldwyn-Mayer Holdings, Inc.
	3,993	Term Loan, 0.00%, Maturing April 8, 2012(2)	2,409,277
		National CineMedia, LLC
	3,075	Term Loan, 2.02%, Maturing February 13, 2015	2,973,780
		Red Football, Ltd.
GBP	2,716	Term Loan, 3.06%, Maturing August 16, 2014	4,327,171
GBP	2,716	Term Loan, 3.27%, Maturing August 16, 2015	4,327,171
		Regal Cinemas Corp.
	4,728	Term Loan, 4.01%, Maturing November 10, 2010	4,741,937
		Revolution Studios Distribution Co., LLC
	1,291	Term Loan, 4.00%, Maturing December 21, 2014	1,175,009
	1,050	Term Loan - Second Lien, 7.25%, Maturing June 21, 2015	735,000
		Six Flags Theme Parks, Inc.
	4,446	Term Loan, 2.49%, Maturing April 30, 2015	4,392,463
		Southwest Sports Group, LLC
	1,450	Term Loan, 6.75%, Maturing December 22, 2010	1,202,292
		Zuffa, LLC
	1,485	Term Loan, 2.44%, Maturing June 20, 2016	1,405,584

			$43,211,480

Lodging and Casinos — 1.4%
		Gala Electric Casinos, Ltd.
GBP	959	Term Loan, 3.73%, Maturing December 12, 2013	$1,436,628
GBP	959	Term Loan, 4.23%, Maturing December 12, 2014	1,436,628
		Green Valley Ranch Gaming, LLC
	632	Term Loan, 2.30%, Maturing February 16, 2014	424,816
		Harrah’s Operating Co.
	1,130	Term Loan, 3.25%, Maturing January 28, 2015	937,211
	795	Term Loan, 3.25%, Maturing January 28, 2015	657,920
		Herbst Gaming, Inc.
	976	Term Loan, 0.00%, Maturing December 2, 2011(2)	536,935
		Isle of Capri Casinos, Inc.
	996	Term Loan, 1.99%, Maturing November 30, 2013	989,627
	751	Term Loan, 1.99%, Maturing November 30, 2013	746,039
	2,490	Term Loan, 2.01%, Maturing November 30, 2013	2,474,067
		LodgeNet Entertainment Corp.
	954	Term Loan, 2.29%, Maturing April 4, 2014	879,718
		New World Gaming Partners, Ltd.
	290	Term Loan, 2.75%, Maturing June 30, 2014	264,815
	1,433	Term Loan, 2.75%, Maturing June 30, 2014	1,307,442
		Penn National Gaming, Inc.
	6,711	Term Loan, 2.00%, Maturing October 3, 2012	6,599,147
		Tropicana Entertainment, Inc.
	88	Term Loan, 0.00%, Maturing December 29, 2012(4)	81,882
		Venetian Casino Resort/Las Vegas Sands, Inc.
	1,118	Term Loan, 2.06%, Maturing May 14, 2014	987,898
	4,101	Term Loan, 2.06%, Maturing May 23, 2014	3,623,157
		VML US Finance, LLC
	1,919	Term Loan, 4.93%, Maturing May 25, 2013	1,832,301

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Wimar OpCo, LLC
	900	Term Loan, 0.00%, Maturing January 3, 2012(2)	$281,332

			$25,497,563

Nonferrous Metals/Minerals — 0.6%
		Compass Minerals Group, Inc.
	2,714	Term Loan, 1.96%, Maturing December 22, 2012	$2,700,527
		Euramax International, Inc.
	369	Term Loan, 10.00%, Maturing June 29, 2013	287,680
	368	Term Loan, 14.00%, Maturing June 29, 2013(3)	286,954
		Noranda Aluminum Acquisition
	1,499	Term Loan, 2.23%, Maturing May 18, 2014	1,304,070
		Novelis, Inc.
	585	Term Loan, 2.24%, Maturing June 28, 2014	556,748
	1,287	Term Loan, 2.25%, Maturing June 28, 2014	1,224,894
		Oxbow Carbon and Mineral Holdings
	1,811	Term Loan, 2.25%, Maturing May 8, 2014	1,761,097
		Tube City IMS Corp.
	324	Term Loan, 1.64%, Maturing January 25, 2014	301,446
	2,602	Term Loan, 2.50%, Maturing January 25, 2014	2,422,116

			$10,845,532

Oil and Gas — 0.5%
		Atlas Pipeline Partners, L.P.
	1,575	Term Loan, 6.99%, Maturing July 20, 2014	$1,570,728
		Big West Oil, LLC
	456	Term Loan, 4.51%, Maturing May 1, 2014	442,492
	573	Term Loan, 4.52%, Maturing May 1, 2014	556,275
		Citgo Petroleum Corp.
	1,874	Term Loan, 1.74%, Maturing November 15, 2012	1,854,924
		Dresser, Inc.
	825	Term Loan, 2.55%, Maturing May 4, 2014	792,816
	1,250	Term Loan - Second Lien, 6.24%, Maturing May 4, 2015	1,189,062
		Enterprise GP Holdings, L.P.
	1,519	Term Loan, 2.50%, Maturing October 31, 2014	1,501,911
		Volnay Acquisition Co.
	520	Term Loan, 3.50%, Maturing January 12, 2014	512,200

			$8,420,408

Publishing — 2.6%
		American Media Operations, Inc.
	2,738	Term Loan, 10.00%, Maturing January 31, 2013(3)	$2,589,372
		Aster Zweite Beteiligungs GmbH
	1,075	Term Loan, 2.95%, Maturing September 27, 2013	1,043,422
EUR	472	Term Loan, 3.29%, Maturing September 27, 2013	637,862
		GateHouse Media Operating, Inc.
	3,467	Term Loan, 2.24%, Maturing August 28, 2014	1,729,123
	2,683	Term Loan, 2.24%, Maturing August 28, 2014	1,338,190
	975	Term Loan, 2.49%, Maturing August 28, 2014	486,281
		Getty Images, Inc.
	2,716	Term Loan, 6.25%, Maturing July 2, 2015	2,738,813
		Laureate Education, Inc.
	428	Term Loan, 3.50%, Maturing August 17, 2014	398,131
	2,861	Term Loan, 3.50%, Maturing August 17, 2014	2,659,998
		MediaNews Group, Inc.
	919	Term Loan, 6.73%, Maturing August 2, 2013	404,495
		Mediannuaire Holding
EUR	936	Term Loan, 2.99%, Maturing October 10, 2014	981,635
EUR	935	Term Loan, 3.50%, Maturing October 10, 2015	981,363
		Merrill Communications, LLC
	1,382	Term Loan, 8.50%, Maturing December 24, 2012	1,185,003

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Nelson Education, Ltd.
	660	Term Loan, 2.75%, Maturing July 5, 2014	$607,028
		Nielsen Finance, LLC
	6,787	Term Loan, 2.24%, Maturing August 9, 2013	6,508,538
		PagesJaunes Group, SA
EUR	1,000	Term Loan, 5.00%, Maturing April 10, 2016	916,244
		Penton Media, Inc.
	972	Term Loan, 2.50%, Maturing February 1, 2013	728,403
		Philadelphia Newspapers, LLC
	1,039	Term Loan, 0.00%, Maturing June 29, 2013(2)	244,050
		Reader’s Digest Association, Inc. (The)
	2,001	Revolving Loan, 4.73%, Maturing March 3, 2014	1,194,177
	8,060	Term Loan, 4.25%, Maturing March 3, 2014	4,809,121
	718	Term Loan, 7.24%, Maturing March 3, 2014	428,261
		SGS International, Inc.
	728	Term Loan, 2.89%, Maturing December 30, 2011	706,278
		Source Interlink Companies, Inc.
	914	Term Loan, 10.75%, Maturing June 18, 2013	790,325
	497	Term Loan, 15.00%, Maturing June 18, 2013(3)	198,691
		Source Media, Inc.
	2,275	Term Loan, 5.48%, Maturing November 8, 2011	2,013,807
		Springer Science+Business Media S.A.
	545	Term Loan, 2.61%, Maturing May 5, 2011	540,643
	489	Term Loan, 2.98%, Maturing May 5, 2012	485,228
	417	Term Loan, 2.98%, Maturing May 5, 2012	413,092
		TL Acquisitions, Inc.
	3,201	Term Loan, 2.75%, Maturing July 5, 2014	2,850,948
		Tribune Co.
	1,837	Term Loan, 0.00%, Maturing April 10, 2010(2)	1,120,530
	2,232	Term Loan, 0.00%, Maturing May 17, 2014(2)	1,403,142
	2,990	Term Loan, 0.00%, Maturing May 17, 2014(2)	1,726,074
		Xsys, Inc.
	1,194	Term Loan, 2.89%, Maturing September 27, 2013	1,159,344
EUR	528	Term Loan, 3.28%, Maturing September 27, 2013	712,589
	1,277	Term Loan, 2.95%, Maturing September 27, 2014	1,239,589

			$47,969,790

Radio and Television — 2.3%
		Block Communications, Inc.
	2,016	Term Loan, 2.30%, Maturing December 22, 2011	$1,895,040
		CMP KC, LLC
	956	Term Loan, 6.25%, Maturing May 5, 2013(6)	274,426
		CMP Susquehanna Corp.
	3,037	Term Loan, 2.25%, Maturing May 5, 2013	2,495,508
		Discovery Communications, Inc.
	3,388	Term Loan, 2.25%, Maturing April 30, 2014	3,375,420
		Emmis Operating Co.
	1,010	Term Loan, 4.25%, Maturing November 2, 2013	848,646
		Entravision Communications Corp.
	1,560	Term Loan, 5.52%, Maturing September 29, 2013	1,530,108
		Gray Television, Inc.
	1,278	Term Loan, 3.75%, Maturing January 19, 2015	1,177,386
		HIT Entertainment, Inc.
	1,836	Term Loan, 2.56%, Maturing March 20, 2012	1,613,085
		Intelsat Corp.
	2,203	Term Loan, 2.73%, Maturing January 3, 2014	2,107,255
	2,203	Term Loan, 2.73%, Maturing January 3, 2014	2,106,610
	2,203	Term Loan, 2.74%, Maturing January 3, 2014	2,106,610

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Ion Media Networks, Inc.
	432	DIP Loan, 15.00%, Maturing May 29, 2010(6)	$679,020
	3,250	Term Loan, 0.00%, Maturing January 15, 2012(2)	903,230
		NEP II, Inc.
	802	Term Loan, 2.56%, Maturing February 16, 2014	741,632
		Nexstar Broadcasting, Inc.
	2,075	Term Loan, 5.02%, Maturing October 1, 2012	2,031,058
	1,962	Term Loan, 5.07%, Maturing October 1, 2012	1,920,124
		Raycom TV Broadcasting, LLC
	1,900	Term Loan, 1.98%, Maturing June 25, 2014	1,662,500
		SFX Entertainment
	1,132	Term Loan, 3.50%, Maturing June 21, 2013	1,092,714
		Sirius Satellite Radio, Inc.
	733	Term Loan, 2.50%, Maturing December 19, 2012	698,302
		Univision Communications, Inc.
	12,650	Term Loan, 2.51%, Maturing September 29, 2014	11,049,775
		Young Broadcasting, Inc.
	2,310	Term Loan, 0.00%, Maturing November 3, 2012(2)	1,849,426

			$42,157,875

Rail Industries — 0.2%
		Kansas City Southern Railway Co.
	3,281	Term Loan, 2.01%, Maturing April 26, 2013	$3,186,671

			$3,186,671

Retailers (Except Food and Drug) — 1.1%
		American Achievement Corp.
	576	Term Loan, 6.31%, Maturing March 25, 2011	$547,508
		Amscan Holdings, Inc.
	705	Term Loan, 2.51%, Maturing May 25, 2013	660,996
		Cumberland Farms, Inc.
	2,000	Term Loan, 2.78%, Maturing September 29, 2013	1,830,320
		Harbor Freight Tools USA, Inc.
	1,633	Term Loan, 9.75%, Maturing July 15, 2010	1,639,399
		Josten’s Corp.
	1,991	Term Loan, 2.24%, Maturing October 4, 2011	1,974,742
		Mapco Express, Inc.
	1,034	Term Loan, 6.51%, Maturing April 28, 2011	986,999
		Neiman Marcus Group, Inc.
	1,517	Term Loan, 2.26%, Maturing April 5, 2013	1,387,205
		Orbitz Worldwide, Inc.
	1,662	Term Loan, 3.25%, Maturing July 25, 2014	1,588,633
		Oriental Trading Co., Inc.
	2,043	Term Loan, 9.75%, Maturing July 31, 2013	1,757,015
	1,150	Term Loan - Second Lien, 6.25%, Maturing January 31, 2013	316,250
		Rent-A-Center, Inc.
	56	Term Loan, 2.00%, Maturing November 15, 2012	54,609
	1,001	Term Loan, 3.27%, Maturing May 31, 2015	991,087
		Savers, Inc.
	430	Term Loan, 2.99%, Maturing August 11, 2012	417,543
	484	Term Loan, 3.00%, Maturing August 11, 2012	469,135
		Vivarte
EUR	807	Term Loan, 2.45%, Maturing May 29, 2015	952,369
EUR	32	Term Loan, 2.48%, Maturing May 29, 2015	38,129
EUR	126	Term Loan, 2.48%, Maturing May 29, 2015	148,278
EUR	32	Term Loan, 2.95%, Maturing May 29, 2016	38,129
EUR	807	Term Loan, 2.95%, Maturing May 29, 2016	952,369
EUR	126	Term Loan, 2.96%, Maturing May 29, 2016	148,278

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Yankee Candle Company, Inc. (The)
	2,701	Term Loan, 2.25%, Maturing February 6, 2014	$2,621,766

			$19,520,759

Steel — 0.1%
		Niagara Corp.
	1,438	Term Loan, 7.31%, Maturing June 29, 2014	$949,162

			$949,162

Surface Transport — 0.2%
		Oshkosh Truck Corp.
	683	Term Loan, 6.26%, Maturing December 6, 2013	$687,083
		Swift Transportation Co., Inc.
	3,004	Term Loan, 8.25%, Maturing May 10, 2014	2,890,122

			$3,577,205

Telecommunications — 1.5%
		Asurion Corp.
	2,444	Term Loan, 3.24%, Maturing July 13, 2012	$2,377,042
	1,000	Term Loan - Second Lien, 6.75%, Maturing January 13, 2013	981,250
		BCM Luxembourg, Ltd.
EUR	1,827	Term Loan, 2.34%, Maturing September 30, 2014	2,392,432
EUR	1,828	Term Loan, 2.56%, Maturing September 30, 2015	2,392,920
EUR	1,500	Term Loan - Second Lien, 4.74%, Maturing March 31, 2016	1,825,452
		CommScope, Inc.
	1,649	Term Loan, 2.75%, Maturing November 19, 2014	1,625,063
		Intelsat Subsidiary Holding Co.
	1,258	Term Loan, 2.74%, Maturing July 3, 2013	1,211,764
		Iowa Telecommunications Services
	2,776	Term Loan, 2.01%, Maturing November 23, 2011	2,765,243
		IPC Systems, Inc.
GBP	1,421	Term Loan, 2.89%, Maturing May 31, 2014	1,907,433
		Macquarie UK Broadcast Ventures, Ltd.
GBP	1,071	Term Loan, 2.53%, Maturing December 26, 2014	1,437,626
		NTelos, Inc.
	998	Term Loan, 5.98%, Maturing August 13, 2015	1,006,852
		Palm, Inc.
	1,051	Term Loan, 3.90%, Maturing April 24, 2014	929,969
		Stratos Global Corp.
	1,186	Term Loan, 2.75%, Maturing February 13, 2012	1,170,928
		Trilogy International Partners
	1,225	Term Loan, 3.88%, Maturing June 29, 2012	1,035,125
		Windstream Corp.
	3,940	Term Loan, 3.03%, Maturing December 17, 2015	3,910,309

			$26,969,408

Utilities — 1.1%
		AEI Finance Holding, LLC
	389	Revolving Loan, 3.24%, Maturing March 30, 2012	$360,009
	2,644	Term Loan, 3.25%, Maturing March 30, 2014	2,449,435
		Astoria Generating Co.
	1,250	Term Loan - Second Lien, 4.02%, Maturing August 23, 2013	1,183,334
		Calpine Corp.
	1,166	DIP Loan, 3.23%, Maturing March 29, 2014	1,105,179
		Electricinvest Holding Co.
GBP	540	Term Loan, 5.07%, Maturing October 24, 2012	716,448
EUR	536	Term Loan - Second Lien, 4.99%, Maturing October 24, 2012	622,004
		Mirant North America, LLC
	746	Term Loan, 1.99%, Maturing January 3, 2013	727,257

Principal
Amount*
(000’s omitted)	Borrower/Tranche Description	Value
	NRG Energy, Inc.
2,994	Term Loan, 1.71%, Maturing June 1, 2014	$2,904,646
5,090	Term Loan, 2.00%, Maturing June 1, 2014	4,937,144
	Pike Electric, Inc.
470	Term Loan, 1.81%, Maturing July 1, 2012	446,865
354	Term Loan, 1.89%, Maturing December 10, 2012	336,662
	TXU Texas Competitive Electric Holdings Co., LLC
1,124	Term Loan, 3.75%, Maturing October 10, 2014	923,344
3,079	Term Loan, 3.75%, Maturing October 10, 2014	2,514,192

		$19,226,519

Total Senior Floating-Rate Interests (identified cost $873,860,413)		$817,627,993

Corporate Bonds & Notes — 44.2%

Principal
Amount
(000’s omitted)	Security	Value
Aerospace and Defense — 0.2%
	Alion Science and Technologies Corp.
$1,500	10.25%, 2/1/15	$1,226,250
	Bombardier, Inc., Sr. Notes
1,425	8.00%, 11/15/14(7)	1,492,688

		$2,718,938

Air Transport — 0.0%
	United Air Lines, Inc., Sr. Notes
$570	9.875%, 8/1/13(7)	$578,550

		$578,550

Automotive — 1.2%
	Affinia Group, Inc., Sr. Notes
$665	10.75%, 8/15/16(7)	$731,500
	Allison Transmission, Inc.
685	11.00%, 11/1/15(7)	726,100
3,599	11.25%, 11/1/15(3)(7)	3,805,625
	American Axle & Manufacturing Holdings, Inc., Sr. Notes
1,305	9.25%, 1/15/17(7)	1,357,200
1,160	7.875%, 3/1/17	1,012,100
	Commercial Vehicle Group, Inc., Sr. Notes
1,570	8.00%, 7/1/13	957,700
	Goodyear Tire & Rubber Co. (The), Sr. Notes
4,880	10.50%, 5/15/16	5,319,200
	Tenneco Automotive, Inc., Series B
6,073	10.25%, 7/15/13	6,255,190
	United Components, Inc., Sr. Sub. Notes
990	9.375%, 6/15/13	985,050

		$21,149,665

Principal
Amount
(000’s omitted)	Security	Value
Banks and Thrifts — 1.0%
	Capital One Financial Corp.
$1,750	8.875%, 5/15/40	$1,833,925
	Citigroup, Inc.
3,500	5.00%, 9/15/14	3,429,041
	General Motors Acceptance Corp.
640	8.00%, 12/31/18	611,200
	Goldman Sachs Group, Inc.
2,500	5.625%, 1/15/17	2,567,713
	HSBC Finance Corp., Sr. Notes
1,750	5.50%, 1/19/16	1,871,525
	Standard Chartered Bank, Sr. Notes
3,025	6.40%, 9/26/17(7)	3,254,555
	Wachovia Corp.
3,750	5.625%, 10/15/16	3,907,736

		$17,475,695

Beverage and Tobacco — 0.1%
	Altria Group, Inc.
$1,000	9.70%, 11/10/18	$1,254,359

		$1,254,359

Broadcast Radio and Television — 1.5%
	Clear Channel Communications, Inc., Sr. Notes
$1,530	7.65%, 9/15/10	$1,491,750
6,125	6.25%, 3/15/11	5,788,125
695	4.40%, 5/15/11	628,975
	Clear Channel Worldwide Holdings, Inc.
765	Series A, 9.25%, 12/15/17(7)	786,038
3,055	Series B, 9.25%, 12/15/17(7)	3,161,925
	Historic TW, Inc.
1,025	6.875%, 6/15/18	1,171,279
	Rainbow National Services, LLC, Sr. Sub. Notes
1,470	10.375%, 9/1/14(7)	1,558,200
	Sirius XM Radio, Inc., Sr. Notes
1,665	9.75%, 9/1/15(7)	1,781,550
	Warner Music Group Acquisition Corp., Sr. Notes
3,740	9.50%, 6/15/16(7)	4,029,850
	XM Satellite Radio Holdings, Inc., Sr. Notes
2,745	11.25%, 6/15/13(7)	2,950,875
2,885	13.00%, 8/1/14(7)	3,180,712

		$26,529,279

Brokers, Dealers and Investment Houses — 0.4%
	FMR, LLC
$2,000	7.49%, 6/15/19(7)	$2,295,632
	Merrill Lynch & Co., Inc., Sr. Sub Notes
2,750	6.05%, 5/16/16	2,809,240
	Raymond James Financial, Inc., Sr. Notes
2,300	8.60%, 8/15/19	2,596,539

		$7,701,411

Principal
Amount
(000’s omitted)	Security	Value
Building and Development — 0.5%
	CB Richard Ellis Service, Inc., Sr. Sub. Notes
$2,575	11.625%, 6/15/17	$2,909,750
	Interface, Inc., Sr. Notes
850	11.375%, 11/1/13(7)	964,750
	Ply Gem Industries, Inc., Sr. Notes
1,095	11.75%, 6/15/13	1,119,638
	Texas Industries, Inc., Sr. Notes
1,640	7.25%, 7/15/13	1,640,000
	Toll Brothers Finance Corp.
1,500	6.75%, 11/1/19	1,518,292
	USG Corp.
860	9.75%, 8/1/14(7)	915,900

		$9,068,330

Business Equipment and Services — 2.7%
	ACCO Brands Corp.
$1,485	7.625%, 8/15/15	$1,399,613
	ACCO Brands Corp., Sr. Notes
1,600	10.625%, 3/15/15(7)	1,760,000
	Affinion Group, Inc.
2,560	11.50%, 10/15/15	2,662,400
	Brocade Communications Systems, Inc., Sr. Notes
700	6.625%, 1/15/18(7)	712,250
695	6.875%, 1/15/20(7)	712,375
	Education Management, LLC, Sr. Notes
4,955	8.75%, 6/1/14	5,140,812
	Education Management, LLC, Sr. Sub. Notes
1,161	10.25%, 6/1/16	1,245,173
	First Data Corp.
1,410	9.875%, 9/24/15	1,265,475
	KAR Holdings, Inc.
1,845	8.75%, 5/1/14	1,884,206
	MediMedia USA, Inc., Sr. Sub. Notes
2,415	11.375%, 11/15/14(7)	2,137,275
	Muzak, LLC/Muzak Finance, Sr. Notes
5,250	10.00%, 12/31/09(5)	2,257,500
	RSC Equipment Rental, Inc., Sr. Notes
3,910	10.00%, 7/15/17(7)	4,271,675
	SunGard Data Systems, Inc., Sr. Notes
11,035	10.625%, 5/15/15(7)	12,055,737
	Ticketmaster Entertainment, Inc.
2,700	10.75%, 8/1/16	2,963,250
	United Rentals North America, Inc.
3,055	10.875%, 6/15/16	3,349,044
	West Corp.
5,250	9.50%, 10/15/14	5,302,500

		$49,119,285

Cable and Satellite Television — 0.9%
	CCO Holdings, LLC/CCO Capital Corp., Sr. Notes
$2,360	8.75%, 11/15/13(2)	$2,404,250
	Charter Communications, Inc., Sr. Notes
645	8.375%, 4/30/14(7)	659,513
2,740	10.875%, 9/15/14(7)	3,082,500

Principal
Amount
(000’s omitted)	Security	Value
	Kabel Deutschland GmbH
$2,865	10.625%, 7/1/14	$3,008,250
	National Cable PLC, Sr. Notes
3,535	9.125%, 8/15/16	3,694,075
	Time Warner Cable, Inc.
1,055	8.75%, 2/14/19	1,307,167
	Virgin Media Finance PLC
2,535	9.50%, 8/15/16	2,699,775

		$16,855,530

Chemicals and Plastics — 1.1%
	Ashland, Inc.
$2,480	9.125%, 6/1/17(7)	$2,709,400
	CII Carbon, LLC
2,420	11.125%, 11/15/15(7)	2,456,300
	INEOS Group Holdings PLC, Sr. Sub. Notes
4,035	8.50%, 2/15/16(7)	2,723,625
	Nalco Co., Sr. Notes
1,975	8.25%, 5/15/17(7)	2,103,375
	Nova Chemicals Corp., Sr. Notes
1,960	8.375%, 11/1/16(7)	1,984,500
	Reichhold Industries, Inc., Sr. Notes
7,255	9.00%, 8/15/14(7)	6,420,675
	Scotts Miracle-Gro Co. (The)
565	7.25%, 1/15/18	576,300
	Solutia, Inc.
1,725	8.75%, 11/1/17	1,832,812
	Wellman Holdings, Inc., Sr. Sub. Notes
249	5.00%, 1/29/19(6)	91,632

		$20,898,619

Clothing/Textiles — 1.0%
	Levi Strauss & Co., Sr. Notes
$2,435	9.75%, 1/15/15	$2,556,750
560	8.875%, 4/1/16	585,200
	Oxford Industries, Inc., Sr. Notes
2,515	11.375%, 7/15/15	2,829,375
	Perry Ellis International, Inc., Sr. Sub. Notes
9,845	8.875%, 9/15/13	9,931,144
	Quiksilver, Inc.
3,060	6.875%, 4/15/15	2,677,500

		$18,579,969

Conglomerates — 0.4%
	RBS Global & Rexnord Corp.
$1,762	9.50%, 8/1/14(7)	$1,775,215
1,705	11.75%, 8/1/16	1,751,887
	Tyco International Finance
2,750	8.50%, 1/15/19	3,454,806

		$6,981,908

Containers and Glass Products — 0.3%
	Intertape Polymer US, Inc., Sr. Sub. Notes
$3,220	8.50%, 8/1/14	$2,761,150
	Solo Cup Co., Sr. Notes
1,680	10.50%, 11/1/13	1,772,400

		$4,533,550

Principal
Amount
(000’s omitted)	Security	Value
Diversified Financial Services — 0.1%
	General Electric Capital Corp., Sr. Notes
$2,000	5.625%, 5/1/18	$2,048,418

		$2,048,418

Diversified Media — 0.2%
	Catalina Marketing Corp.
$680	10.50%, 10/1/15(3)(7)	$712,300
	Interpublic Group Cos., Inc.
3,385	10.00%, 7/15/17	3,757,350

		$4,469,650

Drugs — 0.1%
	Valeant Pharmaceuticals International
$1,795	8.375%, 6/15/16(7)	$1,871,288

		$1,871,288

Ecological Services and Equipment — 0.4%
	Casella Waste Systems, Inc., Sr. Notes
$845	11.00%, 7/15/14(7)	$921,050
	Environmental Systems Product Holdings, Inc., Jr. Notes
149	18.00%, 3/31/15(3)(6)	119,296
	Waste Services, Inc., Sr. Sub. Notes
1,670	9.50%, 4/15/14(7)	1,736,800
4,085	9.50%, 4/15/14	4,248,400

		$7,025,546

Electronics/Electrical — 0.2%
	Amkor Technologies, Inc., Sr. Notes
$3,490	9.25%, 6/1/16	$3,664,500
	NXP BV/NXP Funding, LLC, Variable Rate
1,025	3.001%, 10/15/13	859,719

		$4,524,219

Equipment Leasing — 0.2%
	Hertz Corp.
$1,905	8.875%, 1/1/14	$1,928,812
800	10.50%, 1/1/16	842,000

		$2,770,812

Financial Intermediaries — 0.7%
	Ford Motor Credit Co., Sr. Notes
$910	9.875%, 8/10/11	$952,391
2,310	7.50%, 8/1/12	2,341,501
1,715	12.00%, 5/15/15	1,971,418
6,465	8.00%, 12/15/16	6,511,820
	Janus Capital Group, Inc., Sr. Notes
1,000	6.95%, 6/15/17	991,437

		$12,768,567

Food Products — 0.9%
	ASG Consolidated, LLC/ASG Finance, Inc., Sr. Disc. Notes
$5,680	11.50%, 11/1/11	$5,722,600
	Bunge, Ltd. Finance Corp.
2,380	8.50%, 6/15/19	2,798,330
	Dole Foods Co.
2,103	13.875%, 3/15/14(7)	2,523,600
	Smithfield Foods, Inc., Sr. Notes
3,275	7.00%, 8/1/11	3,291,375
2,600	10.00%, 7/15/14(7)	2,843,750

		$17,179,655

Principal
Amount
(000’s omitted)	Security	Value
Food Service — 0.4%
	El Pollo Loco, Inc.
$2,980	11.75%, 11/15/13	$2,786,300
	NPC International, Inc., Sr. Sub. Notes
4,370	9.50%, 5/1/14	4,370,000
	U.S. Foodservice, Inc., Sr. Notes
640	10.25%, 6/30/15(7)	652,800

		$7,809,100

Food/Drug Retailers — 0.9%
	CVS Caremark Corp., Sr. Notes
$1,500	5.75%, 6/1/17	$1,601,967
	General Nutrition Center, Sr. Notes, Variable Rate
10,725	5.178%, 3/15/14(3)	10,001,062
	General Nutrition Center, Sr. Sub. Notes
4,955	10.75%, 3/15/15	5,066,488

		$16,669,517

Forest Products — 0.8%
	Domtar Corp., Sr. Notes
$3,485	10.75%, 6/1/17	$4,060,025
	NewPage Corp., Sr. Notes
10,000	11.375%, 12/31/14(7)	9,725,000

		$13,785,025

Health Care — 3.9%
	Accellent, Inc.
$3,320	10.50%, 12/1/13	$3,344,900
	Accellent, Inc., Sr. Notes
2,910	8.375%, 2/1/17(7)	2,953,650
	AMR HoldCo, Inc./EmCare HoldCo, Inc., Sr. Sub. Notes
4,430	10.00%, 2/15/15	4,662,575
	Apria Healthcare Group, Inc., Sr. Notes
410	12.375%, 11/1/14(7)	443,825
	Biomet, Inc.
2,825	10.375%, 10/15/17(3)	3,093,375
10,915	11.625%, 10/15/17	12,061,075
	DJO Finance, LLC/DJO Finance Corp.
4,625	10.875%, 11/15/14	4,925,625
	DJO Finance, LLC/DJO Finance Corp., Sr. Notes
330	10.875%, 11/15/14(7)	351,450
	Fresenius US Finance II, Inc., Sr. Notes
1,400	9.00%, 7/15/15(7)	1,575,000
	HCA, Inc.
2,115	9.25%, 11/15/16	2,236,612
2,970	9.875%, 2/15/17(7)	3,244,725
	Inverness Medical Innovations, Inc., Sr. Sub. Notes
4,245	9.00%, 5/15/16	4,351,125
	MultiPlan, Inc., Sr. Sub. Notes
5,165	10.375%, 4/15/16(7)	5,345,775
	National Mentor Holdings, Inc.
3,810	11.25%, 7/1/14	3,829,050
	Res-Care, Inc., Sr. Notes
2,160	7.75%, 10/15/13	2,143,800
	Rural/Metro Corp., Sr. Disc. Notes
2,335	12.75%, (0.00% until 3/15/10), 3/15/16	2,416,725
	US Oncology, Inc.
5,350	10.75%, 8/15/14	5,604,125
	US Oncology, Inc., Sr. Notes
4,235	9.125%, 8/15/17	4,467,925

Principal
Amount
(000’s omitted)	Security	Value
	Viant Holdings, Inc.
$4,727	10.125%, 7/15/17(7)	$4,703,365

		$71,754,702

Home Furnishings — 0.3%
	Fortune Brands, Inc., Sr. Notes
$1,700	5.375%, 1/15/16	$1,763,889
	Libbey Glass, Inc., Sr. Notes
2,245	10.00%, 2/15/15(7)	2,276,812
	Sealy Mattress Co.
1,495	8.25%, 6/15/14	1,495,000
	Sealy Mattress Co., Sr. Notes
505	10.875%, 4/15/16(7)	568,125

		$6,103,826

Industrial Equipment — 0.4%
	Chart Industries, Inc., Sr. Sub. Notes
$2,170	9.125%, 10/15/15	$2,175,425
	ESCO Corp., Sr. Notes
1,595	8.625%, 12/15/13(7)	1,608,956
	Terex Corp., Sr. Notes
3,710	10.875%, 6/1/16	4,108,825

		$7,893,206

Insurance — 0.5%
	Aflac, Inc., Sr. Notes
$2,000	8.50%, 5/15/19	$2,346,122
	Alliant Holdings I, Inc.
1,885	11.00%, 5/1/15(7)	1,922,700
	HUB International Holdings, Inc., Sr. Notes
1,750	9.00%, 12/15/14(7)	1,701,875
	Lincoln National Corp., Sr. Notes
1,400	7.00%, 3/15/18	1,486,149
	Principal Financial Group, Inc.
545	8.875%, 5/15/19	651,430
	U.S.I. Holdings Corp., Sr. Notes, Variable Rate
1,320	4.148%, 11/15/14(7)	1,122,000

		$9,230,276

Leisure Goods/Activities/Movies — 1.6%
	AMC Entertainment, Inc.
$13,080	11.00%, 2/1/16	$14,126,400
	HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp.
2,170	12.50%, 12/31/49(2)(6)(7)	0
	HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., Variable Rate
3,975	0.00%, 12/31/49(2)(6)(7)	0
	Marquee Holdings, Inc., Sr. Disc. Notes
6,340	9.505%, 8/15/14	5,373,150
	MU Finance PLC, Sr. Notes
2,195	8.375%, 2/1/17(7)	2,151,100
	Royal Caribbean Cruises, Sr. Notes
340	8.75%, 2/2/11	354,450
2,150	7.00%, 6/15/13	2,144,625
1,380	6.875%, 12/1/13	1,373,100
645	7.25%, 6/15/16	632,100
1,650	7.25%, 3/15/18	1,596,375
	Universal City Development Partners, Sr. Notes
1,240	8.875%, 11/15/15(7)	1,255,500

		$29,006,800

Principal
Amount
(000’s omitted)	Security	Value
Lodging and Casinos — 3.1%
	Buffalo Thunder Development Authority
$4,080	9.375%, 12/15/49(2)(7)	$714,000
	CCM Merger, Inc.
4,025	8.00%, 8/1/13(7)	3,320,625
	Chukchansi EDA, Sr. Notes, Variable Rate
3,080	4.024%, 11/15/12(7)	2,479,400
	Fontainebleau Las Vegas Casino, LLC
8,870	10.25%, 6/15/15(2)(7)	133,050
	Galaxy Entertainment Finance
2,610	9.875%, 12/15/12(7)	2,688,300
	Greektown Holdings, LLC, Sr. Notes
1,095	10.75%, 12/1/13(2)(7)	136,875
	Harrah’s Operating Co., Inc., Sr. Notes
4,160	11.25%, 6/1/17(7)	4,440,800
	Indianapolis Downs, LLC & Capital Corp., Sr. Notes
2,050	11.00%, 11/1/12(7)	1,394,000
	Inn of the Mountain Gods, Sr. Notes
5,575	12.00%, 11/15/49(2)	2,773,562
	Majestic HoldCo, LLC
1,540	12.50%, 12/31/49(2)(7)	7,700
	MGM Mirage, Inc.
4,200	8.375%, 2/1/11	4,058,250
1,715	11.125%, 11/15/17(7)	1,937,950
	MGM Mirage, Inc., Sr. Notes
1,655	10.375%, 5/15/14(7)	1,824,638
	Mohegan Tribal Gaming Authority, Sr. Sub. Notes
4,775	8.00%, 4/1/12	4,422,844
3,265	7.125%, 8/15/14	2,538,537
3,425	6.875%, 2/15/15	2,525,938
	Park Place Entertainment
6,035	7.875%, 3/15/10	6,080,262
	Peninsula Gaming, LLC
495	8.375%, 8/15/15(7)	504,900
2,235	10.75%, 8/15/17(7)	2,290,875
	Pinnacle Entertainment, Inc., Sr. Sub. Notes
1,155	7.50%, 6/15/15	1,074,150
	Pokagon Gaming Authority, Sr. Notes
1,101	10.375%, 6/15/14(7)	1,154,674
	San Pasqual Casino
1,215	8.00%, 9/15/13(7)	1,166,400
	Seminole Hard Rock Entertainment, Variable Rate
1,930	2.754%, 3/15/14(7)	1,712,875
	Tunica-Biloxi Gaming Authority, Sr. Notes
3,405	9.00%, 11/15/15(7)	3,200,700
	Waterford Gaming, LLC, Sr. Notes
5,078	8.625%, 9/15/14(6)(7)	4,053,260

		$56,634,565

Nonferrous Metals/Minerals — 1.6%
	Arch Coal, Inc., Sr. Notes
$980	8.75%, 8/1/16(7)	$1,048,600
	FMG Finance PTY, Ltd.
8,090	10.625%, 9/1/16(7)	9,202,375
	Novelis, Inc./GA, Sr. Notes
1,000	11.50%, 2/15/15(7)	1,087,500
	Rio Tinto Finance USA Ltd.
1,400	9.00%, 5/1/19	1,790,646

Principal
Amount
(000’s omitted)	Security	Value
	Teck Resources, Ltd., Sr. Notes
$3,515	9.75%, 5/15/14	$4,033,463
2,635	10.25%, 5/15/16	3,023,663
7,845	10.75%, 5/15/19	9,276,712

		$29,462,959

Oil and Gas — 4.3%
	Allis-Chalmers Energy, Inc., Sr. Notes
$1,800	9.00%, 1/15/14	$1,755,000
	Antero Resources Finance Corp., Sr. Notes
1,115	9.375%, 12/1/17(7)	1,170,750
	Berry Petroleum Co., Sr. Notes
2,435	10.25%, 6/1/14	2,678,500
	Bill Barrett Corp.
505	9.875%, 7/15/16	545,400
	Chesapeake Energy Corp.
3,150	6.875%, 1/15/16	3,118,500
	Clayton Williams Energy, Inc.
2,200	7.75%, 8/1/13	2,112,000
	Compton Pet Finance Corp.
2,360	7.625%, 12/1/13	1,905,700
	Denbury Resources, Inc., Sr. Sub. Notes
1,290	7.50%, 12/15/15	1,293,225
3,285	9.75%, 3/1/16	3,477,994
	El Paso Corp.
2,055	8.25%, 2/15/16	2,224,537
	El Paso Corp., Sr. Notes
3,220	9.625%, 5/15/12	3,357,504
	Energy Transfer Partners LP, Sr. Notes
2,800	9.70%, 3/15/19	3,568,113
	Forbes Energy Services, Sr. Notes
4,605	11.00%, 2/15/15	4,455,337
	Forest Oil Corp.
410	7.25%, 6/15/19	414,100
	Holly Corp.
2,535	9.875%, 6/15/17(7)	2,699,775
	Marathon Oil Corp.
2,850	7.50%, 2/15/19	3,309,862
	McJunkin Red Man Corp., Sr. Notes
2,045	9.50%, 12/15/16(7)	2,050,113
	OPTI Canada, Inc., Sr. Notes
1,795	7.875%, 12/15/14	1,566,138
1,900	8.25%, 12/15/14	1,681,500
	Petroleum Development Corp., Sr. Notes
1,805	12.00%, 2/15/18	1,904,275
	Petroplus Finance, Ltd.
430	6.75%, 5/1/14(7)	399,900
2,705	7.00%, 5/1/17(7)	2,441,262
	Petroplus Finance, Ltd., Sr. Notes
4,260	9.375%, 9/15/19(7)	4,238,700
	Quicksilver Resources, Inc.
2,290	7.125%, 4/1/16	2,184,088
	Quicksilver Resources, Inc., Sr. Notes
3,515	11.75%, 1/1/16	4,068,612
	SESI, LLC, Sr. Notes
660	6.875%, 6/1/14	656,700
	Southwestern Energy Co., Sr. Notes
4,200	7.50%, 2/1/18	4,494,000
	Stewart & Stevenson, LLC, Sr. Notes
3,250	10.00%, 7/15/14	3,022,500

Principal
Amount
(000’s omitted)	Security	Value
	Tesoro Corp.
$1,135	9.75%, 6/1/19	$1,230,056
	United Refining Co., Sr. Notes
11,495	10.50%, 8/15/12	11,150,150

		$79,174,291

Publishing — 1.3%
	Dex Media West/Finance, Series B
$2,815	9.875%, 8/15/49(2)	$992,288
	Laureate Education, Inc.
8,490	10.00%, 8/15/15(7)	8,797,762
3,062	10.25%, 8/15/15(3)(7)	2,939,204
	Local Insight Regatta Holdings, Inc.
1,430	11.00%, 12/1/17	936,650
	Nielsen Finance, LLC
6,200	10.00%, 8/1/14	6,479,000
2,490	11.50%, 5/1/16	2,801,250
870	12.50%, (0.00% until 8/1/11), 8/1/16	800,400
	Nielsen Finance, LLC, Sr. Notes
300	11.625%, 2/1/14	337,500
	Reader’s Digest Association, Inc. (The), Sr. Sub. Notes
7,275	9.00%, 2/15/17(2)	109,853

		$24,193,907

Rail Industries — 0.6%
	American Railcar Industry, Sr. Notes
$1,940	7.50%, 3/1/14	$1,843,000
	Kansas City Southern Mexico, Sr. Notes
47	9.375%, 5/1/12	48,410
2,530	7.625%, 12/1/13	2,555,300
1,055	7.375%, 6/1/14	1,044,450
4,000	8.00%, 6/1/15	4,135,000
500	8.00%, 2/1/18(7)	495,000

		$10,121,160

Real Estate Investment Trusts (REITs) — 0.1%
	Simon Property Group , LP, Sr. Notes
$800	10.35%, 4/1/19	$1,043,400

		$1,043,400

Retailers (Except Food and Drug) — 4.1%
	Amscan Holdings, Inc., Sr. Sub. Notes
$5,910	8.75%, 5/1/14	$5,865,675
	JC Penney Corp., Inc., Sr. Notes
1,875	8.00%, 3/1/10	1,882,031
	Limited Brands, Inc., Sr. Notes
3,960	8.50%, 6/15/19(7)	4,336,200
	Neiman Marcus Group, Inc.
10,161	9.00%, 10/15/15	9,932,655
8,170	10.375%, 10/15/15	8,047,450
	Nordstrom, Inc.
750	6.25%, 1/15/18	821,366
	Sally Holdings, LLC, Sr. Notes
11,100	10.50%, 11/15/16	11,932,500
	Toys “R” Us
7,785	7.625%, 8/1/11	8,076,937
11,075	7.875%, 4/15/13	11,324,187
4,985	10.75%, 7/15/17(7)	5,545,813
325	7.375%, 10/15/18	303,063

Principal
Amount
(000’s omitted)	Security	Value
	Yankee Acquisition Corp., Series B
$5,865	8.50%, 2/15/15	$5,894,325
835	9.75%, 2/15/17	839,175

		$74,801,377

Software and Services — 0.2%
	CA, Inc.
$950	5.375%, 12/1/19	$976,171
	GXS Worldwide, Inc., Sr. Notes
2,050	9.75%, 6/15/15(7)	1,998,750

		$2,974,921

Steel — 0.1%
	RathGibson, Inc., Sr. Notes
$4,905	11.25%, 2/15/14(2)	$1,643,175

		$1,643,175

Surface Transport — 0.4%
	CEVA Group, PLC, Sr. Notes
$3,750	10.00%, 9/1/14(7)	$3,623,437
	Ryder System, Inc., MTN
2,250	7.20%, 9/1/15	2,568,231
	Teekay Corp., Sr. Notes
1,110	8.50%, 1/15/20	1,132,200

		$7,323,868

Telecommunications — 4.4%
	America Movil SAB de CV
$2,000	5.625%, 11/15/17	$2,094,980
	Avaya, Inc., Sr. Notes
6,120	10.125%, 11/1/15(3)(7)	5,722,016
	Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Notes
985	12.00%, 12/1/15(7)	994,850
	Digicel Group, Ltd., Sr. Notes
1,560	12.00%, 4/1/14(7)	1,739,400
12,381	9.125%, 1/15/15(7)	12,257,190
	Intelsat Bermuda, Ltd.
15,335	11.25%, 6/15/16	16,370,112
	Intelsat Subsidiary Holdings Co., Ltd.
680	8.875%, 1/15/15(7)	697,000
830	8.875%, 1/15/15	854,900
	Macquarie Group, Ltd., Sr. Notes
3,870	6.00%, 1/14/20(7)	3,831,644
	NII Capital Corp.
3,490	10.00%, 8/15/16(7)	3,664,500
	Qwest Communications International, Inc.
5,120	7.50%, 2/15/14	5,177,600
	Qwest Corp., Sr. Notes
1,940	7.625%, 6/15/15	2,061,250
	Qwest Corp., Sr. Notes, Variable Rate
1,000	3.504%, 6/15/13	982,500
	SBA Telecommunications, Inc.
1,475	8.00%, 8/15/16(7)	1,537,688
985	8.25%, 8/15/19(7)	1,039,175
	Sorenson Communications, Inc., Sr. Notes
2,945	10.50%, 2/1/15(7)	2,797,750
	Sprint Capital Corp.
585	6.875%, 11/15/28	462,150
	Telecom Italia Capital SA
2,600	6.999%, 6/4/18	2,888,015

Principal
Amount
(000’s omitted)	Security	Value
	Telesat Canada/Telesat, LLC, Sr. Notes
$3,305	11.00%, 11/1/15	$3,709,863
	Telesat Canada/Telesat, LLC, Sr. Sub. Notes
6,830	12.50%, 11/1/17	7,854,500
	Wind Acquisition Finance SA, Sr. Notes
4,010	11.75%, 7/15/17(7)	4,380,925

		$81,118,008

Utilities — 1.1%
	AES Corp., Sr. Notes
$1,818	8.75%, 5/15/13(7)	$1,863,450
965	8.00%, 10/15/17	977,063
	Calpine Construction Finance Co., Sr. Notes
4,275	8.00%, 6/1/16(7)	4,381,875
	Dominion Resources, Inc., Sr. Notes
2,500	8.875%, 1/15/19	3,174,607
	Edison Mission Energy, Sr. Notes
1,005	7.00%, 5/15/17	798,975
1,130	7.20%, 5/15/19	881,400
	NGC Corp.
4,395	7.625%, 10/15/26	3,362,175
	NRG Energy, Inc., Sr. Notes
4,915	7.375%, 2/1/16	4,902,712
	Reliant Energy, Inc., Sr. Notes
350	7.625%, 6/15/14	337,750

		$20,680,007

Total Corporate Bonds & Notes (identified cost $787,405,210)		$807,527,333

Mortgage Pass-Throughs — 31.2%

Principal
Amount
(000’s omitted)	Security	Value
	Federal Home Loan Mortgage Corp.:
$36,324	5.00%, with various maturities to 2019	$38,824,877
8,366	5.50%, with various maturities to 2018	9,008,584
15,932	6.00%, with various maturities to 2026	17,217,277
32,316	6.50%, with various maturities to 2030	35,304,108
40,147	7.00%, with various maturities to 2031	43,941,346
498	7.13%, with maturity at 2023	560,168
26,237	7.50%, with various maturities to 2029	29,608,507
845	7.65%, with maturity at 2022	961,853
138	7.70%, with maturity at 2022	157,135
15,739	8.00%, with various maturities to 2030	18,071,179
455	8.25%, with maturity at 2020	524,444
1,301	8.30%, with maturity at 2020	1,500,870
11,409	8.50%, with various maturities to 2031	13,240,981
4,082	9.00%, with various maturities to 2031	4,738,625
3,366	9.50%, with various maturities to 2025	3,928,937
530	10.00%, with maturity at 2020	608,409
465	10.50%, with maturity at 2020	540,120
586	12.00%, with maturity at 2020	664,817
39	13.00%, with maturity at 2015	45,249

		$219,447,486

	Federal National Mortgage Association:
$3,149	3.129%, with maturity at 2022(8)	$3,224,853
5,483	3.243%, with maturity at 2036(8)	5,638,177

Principal
Amount
(000’s omitted)	Security	Value
$18,308	5.00%, with various maturities to 2018	$19,581,641
7,442	5.50%, with various maturities to 2028	7,957,840
13,036	6.00%, with various maturities to 2026	14,090,804
16,761	6.319%, with maturity at 2032(8)	17,468,378
30,558	6.50%, with various maturities to 2031	33,481,515
496	6.75%, with maturity at 2023	538,884
38,152	7.00%, with various maturities to 2031	42,011,206
26,703	7.50%, with various maturities to 2035	30,300,170
10,327	8.00%, with various maturities to 2031	11,808,351
28	8.25%, with maturity at 2018	30,804
2,334	8.367%, with maturity at 2027(9)	2,700,485
12,417	8.50%, with various maturities to 2030	14,467,559
1,074	8.577%, with maturity at 2028(9)	1,250,906
693	8.621%, with maturity at 2029(9)	813,818
908	8.693%, with maturity at 2027(9)	1,059,475
13,302	9.00%, with various maturities to 2027	15,598,381
195	9.001%, with maturity at 2024(9)	216,701
4,388	9.50%, with various maturities to 2030	5,188,380
635	9.506%, with maturity at 2018(9)	732,453
1,271	10.00%, with various maturities to 2020	1,472,174
971	10.097%, with maturity at 2025(9)	1,122,052
932	10.467%, with maturity at 2019(9)	1,063,264
1,101	10.50%, with maturity at 2021	1,288,031
369	11.50%, with maturity at 2016	416,650
16	12.50%, with maturity at 2011	16,509

		$233,539,461

	Government National Mortgage Association:
$3,337	6.00%, with maturity at 2024	$3,631,245
19,070	6.50%, with maturity at 2024	21,118,023
7,814	7.00%, with various maturities to 2026	8,795,974
32,359	7.50%, with various maturities to 2032	36,950,566
20,872	8.00%, with various maturities to 2034	24,075,821
677	8.30%, with maturity at 2020	780,083
1,371	8.50%, with various maturities to 2022	1,592,357
6,425	9.00%, with various maturities to 2026	7,531,145
9,178	9.50%, with various maturities to 2026	10,909,398
552	10.00%, with maturity at 2019	640,573

		$116,025,185

Total Mortgage Pass-Throughs (identified cost $535,127,205)		$569,012,132

Collateralized Mortgage Obligations — 7.8%

Principal
Amount
(000’s omitted)	Security	Value
	Federal Home Loan Mortgage Corp.:
$1,721	Series 24, Class J, 6.25%, 11/25/23	$1,862,952
2,031	Series 1497, Class K, 7.00%, 4/15/23	2,117,816
3,297	Series 1529, Class Z, 7.00%, 6/15/23	3,476,889
2,860	Series 1620, Class Z, 6.00%, 11/15/23	3,087,689
952	Series 1677, Class Z, 7.50%, 7/15/23	1,081,672
11,164	Series 1702, Class PZ, 6.50%, 3/15/24	12,569,853
5	Series 1720, Class PJ, 7.25%, 1/15/24	5,487
5,691	Series 2113, Class QG, 6.00%, 1/15/29	6,164,094
728	Series 2122, Class K, 6.00%, 2/15/29	784,850
493	Series 2130, Class K, 6.00%, 3/15/29	534,383
513	Series 2167, Class BZ, 7.00%, 6/15/29	560,759

Principal
Amount
(000’s omitted)	Security	Value
$3,818	Series 2182, Class ZB, 8.00%, 9/15/29	$4,296,213
4,589	Series 2198, Class ZA, 8.50%, 11/15/29	5,042,454
12,271	Series 2245, Class A, 8.00%, 8/15/27	13,991,618

		$55,576,729

	Federal National Mortgage Association:
$348	Series 1988-14, Class I, 9.20%, 6/25/18	$397,407
295	Series 1989-1, Class D, 10.30%, 1/25/19	336,015
554	Series 1989-34, Class Y, 9.85%, 7/25/19	651,791
436	Series 1990-17, Class G, 9.00%, 2/25/20	504,261
224	Series 1990-27, Class Z, 9.00%, 3/25/20	260,643
224	Series 1990-29, Class J, 9.00%, 3/25/20	261,079
929	Series 1990-43, Class Z, 9.50%, 4/25/20	1,086,565
328	Series 1991-98, Class J, 8.00%, 8/25/21	371,577
2,548	Series 1992-77, Class ZA, 8.00%, 5/25/22	2,917,836
167	Series 1992-103, Class Z, 7.50%, 6/25/22	188,424
285	Series 1992-113, Class Z, 7.50%, 7/25/22	321,722
628	Series 1992-185, Class ZB, 7.00%, 10/25/22	701,498
1,569	Series 1993-16, Class Z, 7.50%, 2/25/23	1,776,246
1,215	Series 1993-22, Class PM, 7.40%, 2/25/23	1,378,537
1,881	Series 1993-25, Class J, 7.50%, 3/25/23	2,127,709
3,609	Series 1993-30, Class PZ, 7.50%, 3/25/23	4,091,365
4,334	Series 1993-42, Class ZQ, 6.75%, 4/25/23	4,817,427
676	Series 1993-56, Class PZ, 7.00%, 5/25/23	756,811
783	Series 1993-156, Class ZB, 7.00%, 9/25/23	883,699
5,722	Series 1994-45, Class Z, 6.50%, 2/25/24	6,337,617
3,017	Series 1994-89, Class ZQ, 8.00%, 7/25/24	3,476,312
3,012	Series 1996-57, Class Z, 7.00%, 12/25/26	3,384,600
1,609	Series 1997-77, Class Z, 7.00%, 11/18/27	1,822,564
1,248	Series 1998-44, Class ZA, 6.50%, 7/20/28	1,368,950
600	Series 1999-45, Class ZG, 6.50%, 9/25/29	658,424
4,653	Series 2000-22, Class PN, 6.00%, 7/25/30	5,061,503
778	Series 2001-37, Class GA, 8.00%, 7/25/16	852,876
1,062	Series 2002-1, Class G, 7.00%, 7/25/23	1,194,086
503	Series G92-44, Class Z, 8.00%, 7/25/22	561,512
818	Series G92-44, Class ZQ, 8.00%, 7/25/22	913,670
1,220	Series G92-46, Class Z, 7.00%, 8/25/22	1,356,306
2,107	Series G92-60, Class Z, 7.00%, 10/25/22	2,334,003
21,486	Series G93-35, Class ZQ, 6.50%, 11/25/23	23,477,940
4,697	Series G93-40, Class H, 6.40%, 12/25/23	5,136,805

		$81,767,780

	Government National Mortgage Association:
$5,160	Series 2002-45, Class PG, 6.00%, 3/17/32	$5,578,075
509	Series 2005-72, Class E, 12.00%, 11/16/15	571,594

		$6,149,669

Total Collateralized Mortgage Obligations (identified cost $136,017,241)		$143,494,178

Commercial Mortgage-Backed Securities — 10.6%

Principal
Amount
(000’s omitted)	Security	Value
$25,000	BACM, Series 2004-1, Class A4, 4.76%, 11/10/39	$25,127,987
3,500	BSCMS, Series 2004-PWR5, Class A3, 4.565%, 7/11/42	3,516,291
10,000	BSCMS, Series 2004-T16, Class A4, 4.32%, 2/13/46	10,198,740
394	CCMSC, Series 2000-1, Class A2, 7.757%, 4/15/32	394,967
3,000	CGCMT, Series 2004-C1, Class A3, 5.251%, 4/15/40	3,027,742

Principal
Amount
(000’s omitted)	Security	Value
$32,874	COMM, Series 2004-LB2A, Class A4, 4.715%, 3/10/39(10)	$33,317,658
6,000	COMM, Series 2004-LB4A, Class A3, 4.405%, 10/15/37	6,035,968
5,919	COMM, Series 2005-LP5, Class A2, 4.63%, 5/10/43	5,950,348
4,510	CSFB, Series 2001-CK1, Class A3, 6.38%, 12/18/35	4,618,066
19,357	CSFB, Series 2004-C1, Class A4, 4.75%, 1/15/37	19,727,568
1,183	CSFB, Series 2004-C3, Class A3, 4.302%, 7/15/36	1,184,092
4,000	CSFB, Series 2005-C4, Class A2, 5.017%, 8/15/38	4,013,329
567	GMACC, Series 2002-C2, Class A2, 5.389%, 10/15/38	582,243
2,200	JPMCC, Series 2004-CBX, Class A4, 4.529%, 1/12/37	2,231,440
27,214	JPMCC, Series 2005-LDP5, Class A3, 5.208%, 12/15/44(10)	27,608,709
1,845	LB-UBS, Series 2004-C2, Class A2, 3.246%, 3/15/29	1,849,511
4,000	LB-UBS, Series 2004-C6, Class A3, 4.547%, 8/15/29	4,021,579
615	LB-UBS, Series 2005-C1, Class A2, 4.31%, 2/15/30	617,815
19,775	MLMT, Series 2003-KEY1, Class A4, 5.236%, 11/12/35	20,410,300
10,000	MSC, Series 2004-IQ7, Class A3, 5.35%, 6/15/38	10,252,877
4,400	SBM7, Series 2000-C3, Class A2, 6.592%, 12/18/33	4,467,001
3,663	WBCMT, Series 2004-C14, Class A2, 4.368%, 8/15/41	3,659,123

Total Commercial Mortgage-Backed Securities (identified cost $191,383,450)		$192,813,354

Asset-Backed Securities — 0.1%

Principal
Amount
(000’s omitted)	Security	Value
$558	Alzette European CLO SA, Series 2004-1A, Class E2, 6.754%, 12/15/20(11)	$66,914
635	Avalon Capital Ltd. 3, Series 1A, Class D, 2.212%, 2/24/19(7)(11)	407,558
753	Babson Ltd., Series 2005-1A, Class C1, 2.201%, 4/15/19(7)(11)	523,409
1,000	Bryant Park CDO Ltd., Series 2005-1A, Class C, 2.301%, 1/15/19(7)(11)	154,100
1,000	Carlyle High Yield Partners, Series 2004-6A, Class C, 2.723%, 8/11/16(7)(11)	369,200
985	Centurion CDO 8 Ltd., Series 2005-8A, Class D, 5.757%, 3/8/17(11)	689,357
500	Centurion CDO 9 Ltd., Series 2005-9A, Class D1, 5.001%, 7/17/19(11)	319,750
1,500	Dryden Leveraged Loan, Series 2004-6A, Class C1, 2.799%, 7/30/16(7)(11)	90,000

Total Asset-Backed Securities (identified cost $6,921,405)		$2,620,288

Common Stocks — 0.6%

Shares	Security	Value
Automotive — 0.0%
24,705	Dayco Products, LLC(12)	$382,928

		$382,928

Building and Development — 0.2%
3,573	Panolam Holdings Co.(6)(12)(13)	$1,963,363
26,154	Sanitec Europe Oy B Units(6)(12)	39,526
25,787	Sanitec Europe Oy E Units(6)(12)	0
615	United Subcontractors, Inc.(6)(12)	49,606
4,575	WCI Communities, Inc.(12)	388,913

		$2,441,408

Chemicals and Plastics — 0.0%
243	Wellman Holdings, Inc.(6)(12)	$87,259

		$87,259

Containers and Glass Products — 0.4%
142,857	Anchor Glass Container Corp.(6)	$7,058,564

		$7,058,564

Shares	Security	Value
Ecological Services and Equipment — 0.0%
2,484	Environmental Systems Products Holdings, Inc.(6)(12)(13)	$34,602

		$34,602

Food Service — 0.0%
30,225	Buffets, Inc.(12)	$232,355

		$232,355

Nonferrous Metals/Minerals — 0.0%
701	Euramax International, Inc.(6)(12)	$0

		$0

Oil and Gas — 0.0%
15,499	SemGroup Corp.(12)	$384,569

		$384,569

Publishing — 0.0%
2,290	Source Interlink Companies, Inc.(6)(12)	$16,488
9,296	SuperMedia, Inc.(12)	337,538

		$354,026

Total Common Stocks (identified cost 9,425,421)		$10,975,711

Convertible Bonds — 0.6%

Principal
Amount	Security	Value
Automotive — 0.4%
$5,310,000	Ford Motor Co., 4.25%, 11/15/16	$7,135,313

		$7,135,313

Diversified Media — 0.0%
$750,000	Virgin Media, Inc., 6.50%, 11/15/16(7)	$817,500

		$817,500

Drugs — 0.1%
$1,500,000	Kendle International, Inc., 3.375%, 7/15/12	$1,359,375

		$1,359,375

Electronics/Electrical — 0.1%
$1,680,000	Advanced Micro Devices, Inc., 6.00%, 5/1/15	$1,545,600

		$1,545,600

Total Convertible Bonds (identified cost $8,420,226)		$10,857,788

Convertible Preferred Stocks — 0.1%

Shares	Security	Value
Oil, Gas & Consumable Fuels — 0.1%
9,691	Chesapeake Energy Corp.	$806,969

		$806,969

Wireless Telecommunication Services — 0.0%
4,958	Crown Castle International Corp.(3)	$283,536

		$283,536

Total Convertible Preferred Stocks (identified cost $1,176,061)		$1,090,505

Preferred Stocks — 0.0%

Shares/Units	Security	Value
Ecological Services and Equipment — 0.0%
1,138	Environmental Systems Products Holdings, Inc., Series A(6)(12)(13)	$91,040

		$91,040

Lodging and Casinos — 0.0%
6,270	Fontainebleau Resorts LLC(3)(6)(12)(13)	$63

		$63

Total Preferred Stocks (identified cost $6,289,915)		$91,103

Warrants — 0.0%

Shares	Security	Value
Oil and Gas — 0.0%
16,314	SemGroup Corp., Exp. 11/30/14(6)(12)	$86,073

		$86,073

Total Warrants (identified cost $163)		$86,073

Miscellaneous — 0.0%

Shares	Security	Value
Cable and Satellite Television — 0.0%
2,496,146	Adelphia Recovery Trust(12)	$84,245
2,500,000	Adelphia, Inc., Escrow Certificate(12)	43,750

		$127,995

Oil and Gas — 0.0%
1,170,000	VeraSun Energy Corp., Escrow Certificate(6)(12)	$0

		$0

Total Miscellaneous (identified cost $2,237,500)		$127,995

Short-Term Investments — 1.8%

Principal
Amount/Interest
(000’s Omitted)	Description	Value
$23,855	Eaton Vance Cash Reserves Fund, LLC, 0.11%(14)	$23,855,355
8,891	State Street Bank and Trust Euro Time Deposit, 0.01%, 2/1/10	8,890,714

Total Short-Term Investments (identified cost $32,746,069)		$32,746,069

Total Investments — 141.8% (identified cost $2,591,010,279)		$2,589,070,522

Less Unfunded Loan Commitments — 0.0%		$(399,440)

Net Investments — 141.8% (identified cost $2,590,610,839)		$2,588,671,082

Other Assets, Less Liabilities — (27.2)%		$(496,041,290)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (14.6)%		$(266,630,646)

Net Assets Applicable to Common Shares — 100.0%		$1,825,999,146

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

BACM	-	Bank of America Commercial Mortgage, Inc.

BSCMS	-	Bear Stearns Commercial Mortgage Securities, Inc.

CCMSC	-	Chase Commercial Mortgage Securities Corp.

CGCMT	-	Citigroup Commercial Mortgage Trust

COMM	-	Commercial Mortgage Pass-Through Certificate

CSFB	-	Credit Suisse First Boston Mortgage Securities Corp.

DIP	-	Debtor in Possession

GMACC	-	GMAC Commercial Mortgage Securities, Inc.

JPMCC	-	JPMorgan Chase Commercial Mortgage Securities Corp.

LB-UBS	-	LB-UBS Commercial Mortgage Trust

MLMT	-	Merrill Lynch Mortgage Trust

MSC	-	Morgan Stanley Capital I

MTN	-	Medium-Term Note

SBM7	-	Salomon Brothers Mortgage Securities VII, Inc.

WBCMT	-	Wachovia Bank Commercial Mortgage Trust

EUR	-	Euro

GBP	-	British Pound Sterling

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Currently the issuer is in default with respect to interest payments.

(3)	Represents a payment-in-kind security which may pay all or a portion of interest/dividends in additional par/shares.

(4)	Unfunded or partially unfunded loan commitments. The Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion.

(5)	Defaulted matured security.

(6)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(7)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions and remain exempt from registration, normally to qualified institutional buyers. At January 31, 2010, the aggregate value of these securities is $263,852,904 or 14.4% of the Fund’s net assets applicable to common shares.

(8)	Adjustable rate mortgage.

(9)	Weighted average fixed-rate coupon that changes/updates monthly.

(10)	Security held as collateral in connection with the Term Asset-Backed Securities Loan Facility (“TALF”) program.

(11)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2010.

(12)	Non-income producing security.

(13)	Restricted security.

(14)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2010. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2010 was $889. Net income allocated from the investment in other affiliated investment companies for the fiscal year to date ended January 31, 2010 was $1,229.

A summary of financial instruments outstanding at January 31, 2010 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement			Net Unrealized
Date	Deliver	In Exchange For	Appreciation
2/26/10	British Pound Sterling 16,657,015	United States Dollar 26,956,931	$335,525
2/26/10	Euro 46,214,221	United States Dollar 64,921,276	849,261

			$1,184,786

At January 31, 2010, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund may enter into forward foreign currency exchange contracts. The Fund may also enter into such contracts to hedge the currency risk of investments it anticipates purchasing.

At January 31, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is foreign exchange risk was $1,184,786.

The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,616,299,579

Gross unrealized appreciation	$104,648,486
Gross unrealized depreciation	(132,276,983)

Net unrealized depreciation	$(27,628,497)

Restricted Securities

At January 31, 2010, the Fund owned the following securities (representing less than 0.1% of net assets applicable to common shares) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares/Units	Cost		Value
Common Stocks
Environmental Systems Products Holdings, Inc.	10/25/07	2,484	$0	(1)	$34,602
Panolam Holdings Co.	12/30/09	3,573	1,963,363		1,963,363

Total Common Stocks			$1,963,363		$1,997,965
Preferred Stocks
Environmental Systems Products Holdings, Inc., Series A	10/25/07	1,138	$19,915		$91,040
Fontainebleau Resorts LLC	6/1/07	6,270	6,270,000		63

Total Preferred Stocks			$6,289,915		$91,103

Total Restricted			$8,253,278		$2,089,068

(1) Less than $0.50.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$815,637,105	$1,591,448	$817,228,553
Corporate Bonds & Notes	—	810,398,458	4,264,188	814,662,646
Mortgage Pass-Throughs	—	569,012,132	—	569,012,132
Collateralized Mortgage Obligations	—	143,494,178	—	143,494,178
Commercial Mortgage-Backed Securities	—	192,813,354	—	192,813,354
Asset-Backed Securities	—	2,620,288	—	2,620,288
Common Stocks	337,538	1,388,765	9,249,408	10,975,711
Convertible Bonds	—	3,722,475	—	3,722,475
Convertible Preferred Stocks	806,969	283,536	—	1,090,505
Preferred Stocks	—	—	91,103	91,103
Warrants	—	—	86,073	86,073
Miscellaneous	—	127,995	0	127,995
Short-Term Investments	—	32,746,069	—	32,746,069

Total Investments	$1,144,507	$2,572,244,355	$15,282,220	$2,588,671,082

Forward Foreign Currency Exchange Contracts	$—	$1,184,786	$—	$1,184,786

Total	$1,144,507	$2,573,429,141	$15,282,220	$2,589,855,868

Liability Description

TALF Loan Payable	$—	$—	$(51,074,800)	$(51,074,800)

Total	$—	$—	$(51,074,800)	$(51,074,800)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in			Investments in
	Senior	Investments in		Preferred Stocks,
	Floating-Rate	Corporate	Investments in	Warrants and	TALF Loan
	Interests	Bonds & Notes	Common Stocks	Miscellaneous	Payable	Total
Balance as of April 30, 2009	$1,217,696	$191,394	$5,828,336	$607,545	$—	$7,844,971
Realized gains (losses)	(973,422)	—	(73)	—	—	(973,495)
Change in net unrealized appreciation (depreciation)	1,650,500	(30,277)	1,313,206	(807,702)	—	2,125,727
Net purchases (sales)	(363,808)	(289,576)	2,107,939	377,333	(51,074,800)	(49,242,912)
Accrued discount (premium)	7,982	30,262	—	—	—	38,244
Net transfers to (from) Level 3	52,500	4,362,385	—	—	—	4,414,885

Balance as of January 31, 2010	$1,591,448	$4,264,188	$9,249,408	$177,176	$(51,074,800)	$(35,792,580)

Change in net unrealized appreciation (depreciation) on investments still held as of January 31, 2010	$257,733	$(30,277)	$1,313,206	$(807,702)	$—	$732,960

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Subsequent Events

Prior to the opening of business on March 12, 2010, the Fund acquired the net assets applicable to common shares of Eaton Vance Credit Opportunities Fund (the Acquired Fund) pursuant to an Agreement and Plan of Reorganization approved by the shareholders of the Acquired Fund on February 26, 2010. The acquisition was accomplished by a tax-free exchange of 4,738,774 common shares of the Fund (valued at $77,565,332) for 7,274,487 common shares of the Acquired Fund, each outstanding on March 11, 2010, and cash consideration equal to the aggregate liquidation value of the Acquired Fund’s Auction Preferred Shares (valued at $8,000,000). The investment portfolio of the Acquired Fund, with a fair value of $83,141,612 and identified cost of $101,058,710 at March 11, 2010, was the principal asset acquired by the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The aggregate net assets applicable to common shares of the Fund immediately before the acquisition were $1,840,816,015. The net assets applicable to common shares of the Acquired Fund at that date of $77,565,332 were combined with those of the Fund, resulting in combined net assets applicable to common shares of $1,918,381,347.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Limited Duration Income Fund

By:	/s/ Payson F. Swaffield

Payson F. Swaffield
President

Date:	March 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield

Payson F. Swaffield
President

Date:	March 24, 2010

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	March 24, 2010